SECURITIES ACT FILE NO. 33-12213
                                        INVESTMENT COMPANY ACT FILE NO. 811-5037
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |_|
                        Pre-Effective Amendment No.                         |_|

                         Post Effective Amendment No. 37                    |X|

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |_|

                                 Amendment No. 38                           |X|

                        (Check appropriate box or boxes)
                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                              479 West 22nd Street
                               New York, NY 10011

               Registrant's Telephone Number, including Area Code:
                                 (212) 633-9700

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                              479 West 22nd Street
                               New York, NY 10011

                     (Name and Address of Agent for Service)

                                    Copy to:


                               Julie Allecta, Esq.
                        Paul, Hastings, Janofsky & Walker
                              345 California Street
                             San Francisco, CA 94104
                            ------------------------


|_| Immediately upon filing pursuant to paragraph (b)

|X| On August 22, 1997 pursuant to paragraph (b)

|_| 60 days after filing pursuant to paragraph (a)(1)

|_| On             pursuant to paragraph (a)(1)

|_| 75 days after filing pursuant to paragraph (a)(2)

|_| On             pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares of beneficial interest, no par value. The most current notice required by Rule 24f-2 was filed on June 25, 1997.

                    CROSS REFERENCE SHEET
                 (as required by Rule 495)

N-1A Item No.                                       Location

Part A

Item 1.  Cover Page...........................      Cover Page
Item 2.  Synopsis.............................      Expense
                                                    Table

Item 3.  Financial Highlights.................      Financial
                                                    Highlights

Item 4.  General Description of Registrant....      Objective and
                                                    Investment
                                                    Approach of the
                                                    Fund

Item 5.  Management of the Fund...............      Management
                                                    of the Fund

Item 5A  Management's Discussion of Fund            See Annual
         Performance                                Reports to
                                                    Shareholders

Item 6.  Capital Stock and Other Securities. . .    Distributions
                                                    and Taxes;
                                                    How the
                                                    Fund's Per
                                                    Share Value
                                                    is Determined

Item 7.  Purchase of Securities Being Offered . .   How to Invest
                                                    in the Fund;
                                                    How the
                                                    Fund's Per
                                                    Share Value
                                                    is Determined

Item 8.  Redemption or Repurchase. . . . . . . .    How to Redeem
                                                    an Investment
                                                    in the Fund

Item 9.  Pending Legal Proceedings . . . . . . .    N/A


Part B

Item 10. Cover Page .............................   Cover Page

Item 11. Table of Contents.......................   Table of
                                                    Contents

Item 12. General Information and History . . . .    The Trust;
                                                    General
                                                    Information

Item 13  Investment Objectives and Policies ....    Investment
                                                    Objective and
                                                    Policies;
                                                    Investment
                                                    Restrictions

Item 14. Management of the Fund...................  Trustees and
                                                    Executive Officers

Item 15. Control Persons and Principal Holders
         of Securities............................  General Information

Item 16. Investment Advisory and Other Services.... The Fund's Investment
                                                    Advisor; the Fund's
                                                    Administrator; General
                                                    Information

Item 17. Brokerage Allocation...................... Execution of
                                                    Portfolio
                                                    Transactions


Item 18. Capital Stock and Other Securities........ General
                                                    Information

Item 19. Purchase, Redemption and Pricing of
         Shares Being Offered..............         Additional
                                                    Purchase &
                                                    Redemption
                                                    Information

Item 20. Tax Status..............................   Distributions
                                                    & Tax Infor-
                                                    mation

Item 21. Underwriters............................   The Fund's
                                                    Distributor

Item 22. Performance Information..................  Performance
                                                    Information

Item 23. Financial Statements....................   N/A


Part C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement

                            PZENA FOCUSED VALUE FUND
                                830 Third Avenue
                                   14th Floor
                               New York, NY 10022
                                 (212) 355-1600

     PZENA FOCUSED VALUE FUND (the "Fund") is a mutual fund with the investment objective of seeking long-term growth of capital. The Fund seeks its objective through investment in undervalued equity securities. Pzena Investment Management, LLC (the "Adviser"), acts as investment adviser to the Fund.


     This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. The Fund is a series of Professionally Managed Portfolios. A Statement of Additional Information dated August 31, 1997 as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Fund at the address or telephone number given above.




TABLE OF CONTENTS


Expense Table                                2
Financial Highlights                         3
Investment Objective, Policies and Risks     4
Management of the Fund                       7
How To Invest in the Fund                    8
How To Redeem an Investment in the Fund      9
Retirement Plans                             10
How the Fund's Per Share Value is Determined 10
Distributions and Taxes                      11
General Information                          11



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




Prospectus dated August 31, 1997


EXPENSE TABLE

     Expenses are one of several factors to consider when investing in the Fund. The purpose of the following fee table is to provide an understanding of all the various costs and expenses which may be borne directly or indirectly by an investment in the Fund. No other costs or expenses will be borne by the investors in the Fund.

Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases                None
Maximum Sales Load Imposed on Reinvested Dividends     None
Deferred Sales Load                                    None
Redemption Fees                                        None
Exchange Fee                                           None

Annual Fund Operating Expenses (after waiver)
  (As a percentage of average net assets)
Investment Advisory Fee                                1.25%
12b-1 Fee                                              None
Other expenses (after waiver)                          0.50%
Total Fund Operating Expenses (after waiver)           1.75%


     The Adviser has voluntarily undertaken to limit the total operating expenses of the Fund to no more than 1.75% of average net assets annually. Without this limitation, the Fund's ratio of operating expenses to average net assets for the initial fiscal period ended April 30, 1997 would have been 5.82%.


Example   Operating Expenses

     1 year    3 years   5 years   10 years
     $18       $55       $95       $206

     This table illustrates the net transaction and operating expenses that would be incurred by an investment in the Fund over different time periods, assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period. Amounts in the table could increase, if the Adviser's limitation of expenses were to be terminated.

     The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Management of the Fund."

     The PZENA FOCUSED VALUE FUND (the "Fund") is a non-diversified series of Professionally Managed Portfolios (the "Trust"), an open-end management investment company offering redeemable shares of beneficial interest. Shares may be purchased and redeemed without a sales or redemption charge at their net asset value. The minimum initial investment is $5,000 ($2,000 for retirement plan accounts) with subsequent investments of $1,000 or more. Because the prices of equity securities and other investments held by the Fund fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes, and when shares are redeemed, they may be worth more or less than their original cost.


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
     The following information has been audited by Tait, Weller & Baker, independent accountants, whose unqualified report covering the period ended April 30, 1997 is incorporated by reference herein and appears in the annual report to shareholders. This information should be read in conjunction with the financial statements and accompanying notes which appear in the annual report and are incorporated by reference into the Statement of Additional Information. Further information about the Fund's performance is contained in its annual report, which may be obtained without charge by writing or calling the Adviser at the number on the Prospectus cover page.

                                                            June 24, 1996*
                                                            through
                                                            April 30, 1997

Net asset value, beginning of period                           $10.00

Income from investment operations:
     Net realized and unrealized gain on investments             1.59

Total from investment operations                                 1.59

Less distributions:
     From net investment income                                 (0.01)
     From net capital gains                                     (0.02)
Total distributions                                             (0.03)

Net asset value, end of period                                  $11.56

Total return                                                     15.88%0

Ratios/supplemental data:
Net assets, end of period (millions)                           $  3.9

Ratio of expenses to average net assets:
     Before expense reimbursement                                5.82%+
     After expense reimbursement                                 1.75%+

Ratio of net investment loss to average net assets:
     Before expense reimbursement                               (4.16)%+
     After expense reimbursement                                (0.09)%+

Portfolio turnover rate                                         22.06%

Average commission rate paid per share                            $.0598

*Commencement of operations.

+Annualized.

0Not annualized.


INVESTMENT OBJECTIVE, POLICIES AND RISKS

     The investment objective of the Fund is long term growth of capital. This objective is fundamental and may not be changed without the affirmative vote of the holders of the majority of the Fund's outstanding securities. There can be no assurance that the Fund's objective will be met.

Investment Policies

     The Fund seeks to attain its objective through investment in undervalued equity securities. The Fund invests in securities that, in the opinion of its investment adviser, Pzena Investment Management, LLC, (the "Adviser"), are undervalued in the marketplace in relation to estimated future earnings and cash flow. These companies generally sell at price to book value ratios below market average, as defined by the Standard & Poor's 500 Composite Price Index ("S&P 500").

     The Fund invests at least 80% of its assets in equity securities, which consist of common stocks, preferred stocks and securities convertible into common stocks. The Fund changes its portfolio securities for long-term investment considerations and not for trading considerations.

     The Fund invests primarily in the equity securities of domestic companies. The Adviser uses fundamental research and a proprietary computerized quantitative model to identify companies that are currently undervalued in relation to estimated future earnings and cash flow. The investment process also involves an assessment of business risk, including the Adviser's analysis of the strength of a company's balance sheet, the accounting practices a company follows, the volatility of a company's earnings over time and the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action and technological change.

     Based on such information, the Adviser estimates normal earnings power; that is, an estimate of ongoing earnings of a company over a full economic or business cycle. The Adviser's quantitative approach is designed to identify companies which are inexpensive in relation to their long-term intrinsic value and minimize the influence of short-term market factors.

     While a broad range of investments are considered, only those that, in the Adviser's opinion, are selling at a comparatively low price as compared to normal earnings will be purchased for the Fund. It is anticipated that the prices of the Fund's investments will rise as a result of both earnings growth and, to a lesser extent, rising price-earnings ratios over time.

     While the Fund emphasizes U.S. investments, it can invest its assets in securities of foreign companies which meet the same criteria applicable to domestic investments. The Fund may invest up to 20% of its total assets in debt obligations, including zero coupon securities, and may enter into repurchase agreements. In addition, the Fund may, in limited cases, engage in certain investment techniques including the use of options and futures contracts. See "Additional Information About Policies and Investments" for more information about these investment techniques.

     From time to time, for temporary defensive or emergency purposes, the Fund may invest a portion of its assets in cash and cash equivalents when the Adviser deems such a position advisable in light of economic or market conditions.

Why Invest in the Fund?

     The Fund provides investors with convenient, low-cost access to a portfolio of stocks believed to be undervalued by the Adviser. These companies tend to have below-market price to book value ratios yet, in the opinion of the Adviser, will reward investors with above-average appreciation over time. The Fund is distinctive in the manner in which it combines systematic and disciplined valuation techniques with intensive, traditional fundamental research. In addition to identifying undervalued securities, the Adviser's proprietary quantitative valuation model also provides the discipline required to sell appreciated securities as their prices rise to reflect their earnings potential. The model utilizes many sources of earnings information and forecasts, as well as the Adviser's independent equity research effort, for estimates of future earnings and dividend growth and quality ratings. The Fund is appropriate for investors who understand the risks of stock market investing. Although the Fund emphasizes securities of companies the Adviser believes are undervalued, movements of the stock market will affect the Fund's share price.

     While the Fund may invest in a broad range of industries, it is not, by itself, a complete investment program. Nonetheless, it can serve as a core component of an investment program that includes money market, bond and specialized equity investments.

Additional Information About Policies and Investments

     Debt Securities. Consistent with the Fund's investment of long-term capital growth, the Fund may purchase investment grade debt securities, which are those rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by S&P or, if unrated, of equivalent quality as determined by the Adviser. Securities rated BBB or BAA are considered investment grade, but may have speculative characteristics. The Fund also may purchase debt securities which are rated below investment-grade. See "Risk Factors" at page 6. Capital appreciation in such debt securities may arise from a favorable change in relative interest rate levels, or in the creditworthiness of issuers. Receipt of income from debt securities is incidental to the Fund's objective of long-term growth of capital. See "Risk Factors."

     Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages as a purchaser will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the most creditworthy banks and registered securities dealers pursuant to procedures adopted and regularly reviewed by the Trust's Board of Trustees. The Adviser monitors the creditworthiness of the banks and securities dealers with whom the Fund engages in repurchase transactions.

     Convertible Securities. The Fund may invest in convertible securities (bonds, notes, debentures, preferred stocks and other securities convertible into common stocks) that may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to non-convertible debt securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities generally entail less credit risk than the issuer's common stock.

     Illiquid and Restricted Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so-called "restricted securities"); and
(iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between the Fund's decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline. Securities which meet the requirements of Securities Act Rule 144A are restricted, but may be determined to be liquid by the Trustees, based on an evaluation of the applicable trading markets.

     Foreign Securities. The Fund may invest up to 20% of its assets in securities of foreign issuers, including American Depositary Receipts with respect to securities of foreign issuers. There may be less publicly available information about these issuers than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S. In addition, the value of foreign securities may be adversely affected by movements in the exchange rates between foreign currencies and the U.S. dollar, as well as other political and economic developments, including the possibility of expropriation, confiscatory taxation, exchange controls or other foreign governmental restrictions. The Fund may invest without regard to this 20% limitation in securities of foreign issuers which are listed and traded on a domestic national securities exchange.

     Other Investment Techniques. The Fund may purchase put and call options and engage in the writing of covered call options and secured put options on securities, and employ a variety of other investment techniques, including the purchase and sale of market index futures contracts, financial futures contracts and options on such futures. These policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches. The Fund will engage in futures contracts and related options only for hedging purposes. It will not engage in such transactions for speculation or leverage. The Fund maintains an operating policy that it may not invest in options and futures contracts if as a result more than 5% of its assets would be at risk.

     Portfolio Turnover. The annual rate of portfolio turnover is not expected to exceed 80%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

     The Fund has the right to modify the investment policies described above without shareholder approval; however, the Fund does not presently contemplate making any such modifications.

Risk Factors

     Equity Securities. Securities in which the Fund invests, and its share price and returns, are subject to fluctuation. Equities are subject to market risks which cause their prices to fluctuate. In addition, there may be a substantial period of time before equities held by the Fund realize the appreciation potential the Adviser believes them to have.

     Debt Securities. The Fund may invest up to 20% of its assets in debt securities, including securities which are rated below investment-grade, or if unrated, are considered by the Adviser to be equivalent to below investment-grade securities (commonly referred to as "junk bonds").

     The value of debt securities will change as interest rates fluctuate. During periods of falling interest rates, the values of outstanding long term debt obligations generally rise. Conversely, during periods of rising interest rates, the value of such securities generally decline. The magnitude of these fluctuations typically will be greater for securities with longer maturities. Debt securities also are subject to credit risk relative to the ability of the issuer to make timely interest payments and repay principal on maturity.

     Lower Rated Debt Securities. Bonds rated or considered below investment grade typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both Moody's and S&P and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal, including greater possibility of default or bankruptcy of the issuer of such securities than more highly rated bonds. Lower rated bonds also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

     Non-Diversification. The Fund is a non-diversified investment company portfolio, which means that the Fund is required to comply only with the diversification requirements of the Internal Revenue Code of 1986 (the "Code") so that the Fund will not be subject to U.S. taxes on its net investment income. These provisions, among others, require that at the end of each calendar quarter, (1) not more than 25% of the value of the fund's total assets can be invested in the securities of a single issuer, and (2) with respect to 50% of the value of the Fund's total assets, no more than 5% of the value of its total assets can be invested in the securities of a single issuer and the Fund may not own more than 10% of the outstanding voting securities of a single issuer. Compliance with the diversification requirements of the Code is a fundamental policy of the Fund and may be changed only with the affirmative vote of the holders of the majority of the Fund's outstanding shares.

     Since the Fund, as a non-diversified investment company portfolio, could invest in a smaller number of individual issuers than a diversified investment company, the value of the Fund's investments could be more affected by any single adverse occurrence than would the value of the investments of a diversified investment company.

     The Fund has adopted certain other investment restrictions, which are described fully in the Statement of Additional Information. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.

MANAGEMENT OF THE FUND

     The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. The Adviser was founded in 1995 and is controlled by Mr. Richard S. Pzena, who is principally responsible for the management of the Fund's portfolio. Mr. Pzena was formerly Director of Research for United States Equities at an investment advisory firm with several billion dollars in investment advisory and investment company assets under management.

     The Adviser provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Adviser an advisory fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 1.25% annually. This fee is higher than that paid by most investment companies.

     Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. Under that agreement, the Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the trustees, monitors the activities of the Fund's custodian, transfer agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a fee at the following rate:

     Average net assets of the Fund Fee or fee rate Under $15 million $30,000 $15 to $50 million 0.20% of average net assets $50 to $100 million 0.15% of average net assets $100 to $150 million 0.10% of average net assets Over $150 million 0.05% of average net assets

     The Fund is responsible for its own operating expenses. The Adviser has voluntarily undertaken to limit the Fund's operating expenses to 1.75% of the Fund's average net assets annually. This undertaking may be modified or withdrawn by the Adviser upon notice to shareholders. The Adviser also may reimburse additional amounts to the Fund at any time in order to reduce the Fund's expenses, or to the extent required by applicable securities laws. Reductions made by the Adviser in its fees or payments or reimbursements of expenses which are the Fund's obligation are subject to reimbursement by the Fund provided the Fund is able to do so and remain in compliance with applicable limitations.

     The Adviser considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Adviser may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Adviser may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions.

HOW TO INVEST IN THE FUND

     The minimum initial investment in the Fund is $5,000 ($2,000 for retirement plan accounts). Subsequent investments must be at least $1,000. First Fund Distributors, Inc. (the "Distributor"), an affiliate of the Administrator, acts as Distributor of the Fund's shares. The Distributor may, at its discretion, waive the minimum investment requirements for purchases in conjunction with certain group or periodic plans.

     Shares of the Fund are offered continuously for purchase at their net asset value per share next determined after a purchase order is received. Investors may be charged a fee if they effect a transaction in fund shares through a broker or agent.

Investors may purchase shares of the Fund by check or wire:

     By Check: For initial investments, an investor should complete the Fund's Account Application (included with this Prospectus). The completed application, together with a check payable to "Pzena Focused Value Fund," should be mailed to: Pzena Focused Value Fund, P.O. Box 640856, Cincinnati, OH 45264. For investments by overnight delivery services please call the Transfer Agent at
(800) 385-7003 for instructions.

     Subsequent investments should be made by check payable to "Pzena Focused Value Fund," and mailed to the address indicated above in the envelope provided. The investor's account number should be written on the check.

     By Wire: For initial investments, before wiring funds, an investor should call 1-800-385-7003 to advise that an initial investment will be made by wire and to receive an account number. The Transfer Agent will request the investor's name and the dollar amount to be invested and provide an order confirmation number. The investor should then complete the Fund's Account Application (included with this Prospectus), including the date and the order confirmation number on the application. The completed Application should be mailed to the address shown at the top of the Account Application. The investor's bank should transmit immediately available funds by wire for purchase of shares, in the investor's name to the Fund as follows:

     Star Bank, N.A. Cinti/Trust
     ABA Routing Number: 0420-0001-3
     DDA #485776710
     for further credit to Pzena Focused Value Fund
     Account Number [Name of Shareholder]

     For subsequent  investments,  an investor should call the Transfer Agent at
(800) 385-7003 before the wire is sent. Failure to do so will cause the purchase to be credited the next day, when the Transfer Agent receives notice of the wire. The investor's bank should wire the funds as indicated above. It is essential that complete information regarding the investor's account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain further information from the Transfer Agent about remitting funds in this manner and from their own banks about any fees that may be imposed.

     General. Payment of redemption proceeds from shares that were purchased with an initial investment made by wire may be delayed until one business day after the completed Account Application is received by the Fund. All investments must be made in U.S. dollars; to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check. A charge may be imposed if any check used for investment does not clear. The Fund and the Distributor reserve the right to reject any purchase order in whole or in part. If an order, together with payment in proper form, is received by the Transfer Agent by the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), Fund shares will be purchased at the offering price determined as of the close of trading on that day. Otherwise, Fund shares will be purchased at the offering price determined as of the close of trading on the New York Stock Exchange on the next business day. Federal tax law requires that investors provide a certified Taxpayer Identification Number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Fund's Account Application for further information concerning this requirement.

     The Fund does not issue share certificates. All shares are normally held in non-certificated form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder.

HOW TO REDEEM AN INVESTMENT IN THE FUND

     A shareholder has the right to have the Fund redeem all or any portion of outstanding shares in the account at their current net asset value on each day the New York Stock Exchange is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption.


     Direct Redemption. A written request for redemption must be received by the Fund's Transfer Agent in order to constitute a valid tender for redemption. Redemption requests should be sent to Pzena Focused Value Fund, c/o American Data Services, P.O. Box 5536, Hauppauge, NY 11788-0132. To protect the Fund and its shareholders, a signature guarantee is required for redemptions.
Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as defined in the federal securities laws. These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.


     Telephone Redemption. Shareholders who complete the Redemption by Telephone portion of the Fund's Account Application may redeem shares on any business day the New York Stock Exchange is open by calling the Fund at 1-800-385-7003 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds).

     By establishing telephone redemption privileges, a shareholder authorizes the Fund and its agents to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to the bank account designated in the authorization. The Fund and its agents will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. If these identification procedures are followed, neither the Fund nor its agents will be liable for any loss, expense, or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders.

     Shareholders may request telephone redemption privileges after an account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

     General. Payment of redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with applicable rules of the Securities and Exchange Commission. In the case of shares purchased by check and redeemed shortly after purchase, the Fund will not mail redemption proceeds until it has been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal funds wire. A redemption may result in recognition of a gain or loss for federal income tax purposes. Investors should consult their own tax adviser as to the effect of any redemption.

     Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account, other than retirement plan or Uniform Gifts/Transfers to Minors Act accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $5,000. If the Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of his account is less than $5,000 and will be allowed 30 days to make an additional investment to bring the value of the account to at least $5,000 before the Fund takes any action.

RETIREMENT PLANS

     The Fund offers an Individual Retirement Account plan and information is available from the Fund and the Distributor with respect to Keogh, Section 403(b) and other retirement plans offered. Investors should consult their own tax adviser before establishing any retirement plan.

HOW THE FUND'S PER SHARE VALUE IS DETERMINED

     The net asset value of a Fund share is determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding.

     Portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with remaining maturities of sixty days or less are valued at amortized cost as reflecting fair value.

DISTRIBUTIONS AND TAXES

     Dividends and Distributions. Any dividends from net investment income (which includes realized short-term capital gains) are declared and paid at least annually, typically at the end of the Fund's fiscal year (April 30). Any undistributed long-term net capital gains realized during the 12-month period ended each October 31, as well as any additional undistributed capital gains realized during the Fund's fiscal year, will also be distributed to shareholders on or about December 31 of each year.

     Dividends and capital gains distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that distributions be made in cash.

     Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

     Taxes. The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund continues to so qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income tax or excise taxes based on net income. Distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains distributions are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received in the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the Statement of Additional Information. Shareholders should consult their own advisers concerning federal, state and local tax consequences of investment in the Fund.

GENERAL INFORMATION

     The Trust. The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The fiscal year of the Fund ends on April 30.

     Shareholder Rights. Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Management and Advisory Agreements); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

     Performance Information. From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent year and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

     Shareholder Inquiries. Shareholder inquiries should be directed to the Fund at the address and telephone number shown on the cover of this prospectus.

Adviser

Pzena Investment Management, LLC
830 Third Avenue
14th Floor
New York, NY 10022


Distributor

First Fund Distributors, Inc.
4455 E. Camelback Road, Suite 261E
Phoenix, AZ 85018


Custodian

Star Bank
425 Walnut Street
Cincinnati, Ohio 45202


Shareholder Service and Transfer Agent


American Data Services, Inc.
P.O. Box 5536
Hauppauge, NY 11788-0132
(800) 385-7003



Auditors

Tait, Weller, & Baker
2 Penn Center Plaza
Philadelphia, PA 19102


Counsel to the Fund


Paul, Hastings, Janofsky & Walker, LLP
345 California Street, 29th Floor
San Francisco, CA 94104



Counsel to the Adviser

Lane Altman & Owens
101 Federal Street
Boston, MA 02110













PROSPECTUS

August 31, 1997

                         TITAN FINANCIAL SERVICES FUND
                            9672 Pennsylvania Avenue
                         Upper Marlboro, Maryland 20772
                                  888-44-TITAN
                        Account Inquiries 1-800-385-7003



     Titan Financial Services Fund (the "Fund"), is a mutual fund with the primary objective of capital appreciation. Its secondary objective is moderate income. The Fund will seek to achieve its objectives by investing principally in equity securities of financial services companies, which include commercial banks, consumer banks, savings and loan institutions, insurance companies, finance companies, mortgage and other lenders, securities brokerage companies, credit card providers, service providers to the banking and financial services sectors and holding companies. See "Investment Objectives and Policies." No assurance can be given that the Fund's investment objectives will be realized.


     This Prospectus  concisely sets forth  information  about the Fund that you should know before investing. Please retain this Prospectus for future reference. A Statement of Additional Information ("SAI"), dated August 31,1997 (which is incorporated by reference herein), is on file with the Securities and Exchange Commission. You can obtain a free copy of the SAI, and further inquiries can be made, by contacting the Fund, or by calling 888-44-TITAN.

Table of Contents

Prospectus Summary                                          2
Expenses of Investing in the Fund                           3
Financial Highlights                                        4
Investment Objectives and Policies; Risk Factors            5
Management and Administration of the Fund                   8
Purchase of Fund Shares                                     9
How to Redeem an Investment in the Fund                     10
Plan of Distribution                                        11
Determination of Net Asset Value                            12
Dividends, Distributions and Taxes                          12
Performance Information                                     13
General Information                                         13


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY ANY BANK. SHARES OF THE FUND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.



                        Prospectus dated August 31, 1997


     No person has been authorized to give any information or make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This Prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

TITAN FINANCIAL SERVICES FUND

PROSPECTUS SUMMARY

     The following summary is qualified in its entirety by reference to the more detailed information included elsewhere in this Prospectus.

     The Fund. Titan Financial Services Fund (the "Fund"), a diversified, professionally managed portfolio, is a separate series of Professionally Managed Portfolio (the "Trust"), a registered open-end management investment company.

     Investment Objectives and Policies. Capital appreciation and, secondarily, moderate income; invests principally in equity securities of financial services companies, which include commercial banks, consumer banks, savings and loan institutions, insurance companies, finance companies, mortgage and other lenders, securities brokerage companies, credit card providers, service providers to the banking and financial services sectors and holding companies.

     Investment  Adviser.   Titan  Investment  Advisers,  LLC  (the  "Investment
Adviser"). See "Management and Administration of the Fund."

     Administrator.   Investment   Company   Administration   Corporation   (the
"Administrator"). See "Management and Administration of the Fund."

     Purchases. Shares of the Fund are available without a sales charge. See "Purchase of Fund Shares."

     Redemptions. The Fund's shareholders may redeem shares at net asset value through American Data Services, Inc, the Fund's transfer agent (the "Transfer Agent").

     Dividends. Declared and paid annually; net capital gain also is distributed annually. See "Dividends, Distributions and Taxes."


     Minimum  Purchase.   $5,000  for  first  purchase  ($2,000  for  Individual
Retirement Accounts); $100 for subsequent purchases.


     Who Should Invest. The Fund invests primarily in equity securities of financial services companies, which include commercial banks, consumer banks, savings and loan institutions, insurance companies, finance companies, mortgage and other lenders, securities brokerage companies, credit card providers, service providers to the banking and financial services sectors and holding companies. Accordingly, the Fund is designed for investors who are seeking capital appreciation potential and to a lesser extent, moderate income, for a portion of their assets and who can assume the risks of greater fluctuation of market value resulting from investment in a portfolio concentrated in the banking and savings and loan industries. While the Fund is not intended to provide a complete or balanced investment program it can serve as one component of an investor's long-term program to accumulate assets for retirement, college tuition or other major goals.

     Risk Factors. There can be no assurance that the Fund will achieve its investment objective, and the Fund's net asset value will fluctuate based upon changes in the value of its portfolio securities. The Fund's concentration in the financial services industries subjects its shares to greater risk than the shares of a fund whose portfolio is not so concentrated and, in particular, its shares will be affected by economic, legislative and regulatory developments impacting those industries. Neither the federal insurance of bank and savings and loan deposits nor governmental regulation of the bank and savings and loan industries ensures the solvency or profitability of commercial banks and thrifts or their holding companies or insurers against the risks of investing in the equity securities issued by these institutions. The Fund's investments in foreign securities and its use of options also entail special risks.

EXPENSES OF INVESTING IN THE FUND

     The following table is intended to assist investors in understanding the expenses associated with investing in the Fund.

Shareholder Transactions Costs:
     Maximum sales charge on purchases (as a % of offering price)     NONE
     Sales charges on reinvested distributions                        NONE
     Deferred sales charges                                           NONE
     Redemption fee1                                                  1.00%

Annual Fund Operating Expenses (as a % of average net assets): Investment advisory fees 1.00% 12b-1 distribution and service fees2 0.25% Other expenses (estimated) (after reimbursement) 1.25% Total Fund Operating Expenses (after reimbursement)2 2.50%

1 A redemption fee is assessed on redemptions of shares purchased and redeemed within one year of purchase; the fee is 1.00% of the value of the shares redeemed in the first year.


2 The Fund has adopted a plan of distribution under which the fund will pay a distribution fee at an annual rate of up to 0.25% of the Fund's net assets. A long-term shareholder may pay more, directly and indirectly, in such fees than the maximum sales charge permitted under the rules of the National Association of Securities Dealers. In the absence of the Adviser's expense reimbursement, total operating expenses would have been 3.14% for the Fund's initial fiscal period ended April 30, 1997.


Example of Effect of Expenses:

     An investor would pay the following expenses on a $1,000 assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                   1 Year         3 Years   5 Years   10 Years

     Assuming No Redemption        $25            $78       $133      $284

     Assuming complete
     redemption at the end of
     period, with redemption fee   $36            $78       $133      $284

     This Example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. This Example should not be considered a representation of past or future expenses, and the Fund's actual expenses may be more or less than those shown. The actual expenses attributable to the Fund's shares will depend upon, among other things, the level of average net assets, the extent to which the Fund incurs variable expenses, such as transfer agency costs, and whether the Investment Adviser reimburses all or a portion of the Fund's expenses and/or waives all or a portion of its advisory fees.


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
     The following information has been audited by Tait, Weller & Baker, independent accountants, whose unqualified report covering the period ended April 30, 1997 is incorporated by reference herein and appears in the annual report to shareholders. This information should be read in conjunction with the financial statements and accompanying notes which appear in the annual report and are incorporated by reference into the Statement of Additional Information. Further information about the Fund's performance is contained in its annual report, which may be obtained without charge by writing or calling the Investment Advisor at the address or number on the cover page.

                                                                 May 22, 1996*
                                                                 through
                                                                 April 30, 1997

Net asset value, beginning of period                                  $10.00
Income from investment operations:
     Net investment income                                               .04
     Net realized and unrealized gain on investments                    2.62
Total from investment operations                                        2.66

Less distributions:
     From net investment income                                         (.06)

Net asset value, end of period                                        $12.60

Total return                                                           26.67%0

Ratios/supplemental data:
Net assets, end of period (millions)                                 $  7.6

Ratio of expenses to average net assets:
     Before expense reimbursement                                       3.14%+
     After expense reimbursement                                        2.49%+

Ratio of net investment income (loss) to average net assets:
     Before expense reimbursement                                      (0.33%)+
     After expense reimbursement                                        0.33%+

Portfolio turnover rate                                                97.84%

Average commission rate paid per share                                $.0464

*Commencement of operations.

+Annualized.

0Not annualized.


INVESTMENT OBJECTIVES AND POLICIES; RISK FACTORS

     The Fund's primary investment objective is capital appreciation. Its secondary objective is moderate income. The investment objectives of the Fund are fundamental and may not be changed without the approval of the holders of a majority of the Fund's shares. There is no assurance that the Fund's investment objectives will be achieved.

     The Fund will seek to achieve its investment objectives by investing at least 65%, and possibly up to 100% of its total assets in equity securities of financial services companies, which include commercial banks, consumer banks, savings and loan institutions, insurance companies, finance companies, mortgage and other lenders, securities brokerage companies, credit card providers and service providers to the banking and financial services sectors, and holding companies for each of the foregoing. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, warrants, and convertible bonds.

     In seeking its objective, the Fund will concentrate on equity securities of such companies that are, in the Investment Adviser's opinion, undervalued both from the standpoint of book value and earnings. The Investment Adviser will seek to identify companies whose prospects are deemed attractive on the basis of a growth in earnings and assets and the companies' fundamentals. Equity selection will be made on the basis of book value, earnings, quality of assets, merger potential, and franchise value (particularly in regard to banks and savings and loan institutions). The Investment Adviser will pay particular attention to smaller banking institutions with assets of $5 billion or less. In addition, the Fund will invest in stronger mutual savings banks that have converted to publicly held companies. The Fund will also endeavor to open deposit accounts with mutual savings and loan associations with the intent of subscribing to stock in the event the institutions go public.

     The Fund may also invest up to 35% of its assets in equity securities of other types of issuers and in debt securities of all issuers, including money market investments. The market value of the debt securities in the Fund's portfolio will also tend to vary in an inverse relationship with changes in interest rates. For example, as interest rates rise, the market value of debt securities tend to decline. The Fund also may invest up to 20% of its total assets in American Depository Receipts ("ADRs"). See "Specialized Risk Factors of Foreign Securities."

     The Fund will invest no more than 5% of its total assets in the securities of any one issuer other than the U.S. government, except that up to 25% of the Fund's total assets may be invested without regard to this limitation. In addition, in order to be diversified, the Fund normally expects to be invested in the securities of at least 30 separate companies.

     The Fund does not constitute a complete investment program. Thus, it is recommended that an investment in this Fund be considered only one portion of your overall investment portfolio. Securities in which the fund invests, and its share price and returns, are subject to fluctuation, and investors may have a gain or loss when they redeem shares. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund is more suitable for longer term investors who can bear the risk of short-term fluctuation in principal and net asset value that are inherent in investing in equity securities for capital appreciation.

     Special Considerations and Risks Relating to the Financial Services Industry. Because the Fund's investments will be concentrated in the financial services industry, its shares are subject to greater risks than the shares of a fund whose portfolio is not so concentrated, and it will be particularly affected by economic, legislative and regulatory developments affecting those industries. Events may occur which significantly affect the banking and financial services industries resulting in the Fund's share value increasing or decreasing at rates faster than the share value of a mutual fund with investments in many industries.

     Commercial banks, savings and loan institutions and their holding companies are especially influenced by adverse effects of volatile interest rates, portfolio concentrations in loans to particular businesses, such as real estate and energy, and competition from new entrants in their areas of business. These institutions are subject to extensive federal regulation and, in some cases, to state regulation as well. However, neither federal insurance of deposits nor regulation of the bank and savings and loan industries ensures the solvency or profitability of commercial banks or savings and loan institutions or their holding companies, or insures against the risk of investing in the equity securities issued by these institutions.

     Investment banking, securities and commodities brokerage and investment advisory companies also are subject to governmental regulation and investments in those companies are subject to the risks related to securities and commodities trading and securities underwriting activities. Insurance companies also are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may be inadequate for some lines of business. The performance of insurance companies will be affected by interest rates, severe competition in the pricing of services, claims activities, marketing competition and general economic conditions.

     The financial services industry may be subject to greater government regulation than many other industries and changes in governmental policies and the need for regulatory approval may have a material effect on the services of this industry. As previously noted, banks, savings and loan institutions, and finance companies are subject to extensive governmental regulations which may limit both the financial commitments they can make, including the amounts and types of loans, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change.

     Specialized Risk Factors of Foreign Securities. As previously stated in this Prospectus, the Fund may invest up to 20% of its total assets in ADRs, which are securities convertible into securities of corporations based in foreign countries. These investment may involve special risks arising from political, economic and social developments abroad, as well as those that may result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of Fund assets and political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies.

     While the Fund generally invests only in securities that are traded on recognized exchanges or in over-the-counter ("OTC") markets, from time to time foreign securities may be difficult to liquidate rapidly without significantly depressing the price of such securities. There may be less publicly available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. companies. Foreign securities trading practices, including those involving securities settlement where the Fund's assets may be released prior to receipt of payment, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in foreign securities may be subject to less efficient settlement practices. Legal remedies for defaults and disputes may have to be pursued in foreign courts, whose procedures may differ substantially from those of U.S. courts.

     Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar (as are some securities of U.S. issuers), changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will decrease. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, international balances of payments, speculation and other economic and political conditions. In addition, some foreign currency values may be volatile and there is the possibility of governmental intervention in the currency markets. Any of these factors could adversely affect the Fund.

     Hedging Strategies. The Fund may attempt to reduce the overall risk of its investments (hedge) by purchasing and selling (writing) call and put options on debt and equity securities which are listed on Exchanges or are written in over-the-counter transactions ("OTC Options"). Listed options, which are currently listed on several different Exchanges, are issued by the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives the Fund the right to buy from the OCC the underlying security covered by the option at the stated exercise price (the price per unit of the underlying security) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the OCC the underlying security at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the Fund the right to sell the underlying security to the OCC at the stated exercise price. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. The Fund will engage in OTC option transactions only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York.

     Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including cover for OTC options and securities whose disposition is restricted under the federal securities law (other than "Rule 144A" securities the Investment Adviser has determined to be liquid under procedures approved by the Fund's Board of Trustees). Rule 144A establishes a "safe harbor" from registration requirements of the Securities Act of 1933 ("1933 Act") for resale of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable value for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

     When-Issued and Delayed Delivery Securities. The Fund may purchase debt securities on a "when-issued" basis or may purchase or sell securities for delayed delivery. In when- issued or delayed transactions, delivery of the securities occurs beyond normal settlement periods, but the Fund generally would not pay for such securities or start earning interest on them until they are delivered. However, when the Fund purchases securities on a when- issued or delayed basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure by a counterparty to deliver a security purchased on a when-issued or delayed basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, the Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the Fund's total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceed its net assets.

     Other Information. When the Investment Adviser believes that conditions in the securities markets warrant a temporary defensive strategy, the Investment Adviser may temporarily invest up to 100% of the Fund's total assets in debt securities, preferred stock, cash or money market instruments or invest in any other securities the Investment Adviser considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Investment Adviser may use these alternative strategies.

     The Fund intends to buy and hold securities for capital appreciation. Although the Fund does not intend to engage in substantial short-term trading as a means of achieving its investment objective, it may sell portfolio securities without regard to the length of time they have been held, in accordance with the investment policies described earlier. Fund changes will be affected whenever the Fund's Investment Adviser believes they will benefit the performance of the portfolio. The Fund does expect to engage in a substantial number of portfolio transactions. It is anticipated that, under normal market conditions, the Fund's portfolio turnover rate will not exceed 100% in any one year. The Fund will incur brokerage costs commensurate with its portfolio turnover rate; thus a higher level (over 100%) of portfolio transactions will increase the Fund's overall brokerage expenses. Short term gains and losses may result from such portfolio transactions. See "Dividends, Distributions and Taxes" for a discussion of the tax implication of the Fund's trading policy.

MANAGEMENT AND ADMINISTRATION OF THE FUND

     The overall management of the business and affairs of the Fund is vested in the Board of Trustees. The Board of Trustees must approve all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with its investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to its officers, to the Investment Adviser, and to the Administrator subject always to the investment objectives and policies of the Fund and to general supervision by the Board of Trustees.

     Investment Adviser


     Pursuant to an investment advisory contract with the Fund, Titan Investment Advisers, LLC (the "Investment Adviser") actively manages the Fund's portfolio with a view to achieving the Fund's investment objectives. In determining which securities to purchase for the Fund or hold in the Fund's portfolio, the Investment Adviser will rely on information from various sources, including research, analysis and appraisals of brokers and dealers, as well as investment factors it deems relevant. The Fund's Board of Trustees is responsible for generally overseeing the conduct of the Fund's business. Subject to such policies as the Trustees may determine, the Investment Adviser furnishes a continuing investment program for the Fund and makes investment decisions on its behalf. The Investment Adviser also manages the Fund's other affairs and businesses. As compensation for its services, the Investment Adviser receives from the Fund a fee accrued daily and paid monthly at an annual rate of 1.00% of the Fund's average net assets. The contract may be terminated by either party without penalty on 60 days' written notice to the other party and will terminate automatically upon its assignment.


     Gilbert R. Giordano, President of the Investment Adviser, has primary responsibility for the day-to-day management of the Fund's portfolio. Mr. Giordano has been employed by the Adviser since its inception in 1996. Mr. Giordano has over thirty years experience in the banking and financial services industry. He was founder of the United Bank & Trust Company of Maryland in 1966, and continues to serve as Chairman of that organization, which was merged with First Virginia Bank and is now known as First Virginia Bank of Maryland. He is currently a member of the Board of Directors of First Virginia Bank, Inc. The Advisor has its principal executive offices at 9672 Pennsylvania Avenue, Upper Marlboro, Maryland 20772.

     The Fund pays all expenses not assumed by the Investment Adviser, including Trustees' fees, auditing, legal, custodial, transfer agency, investor servicing and shareholder reporting expenses, advisory fees, administration fees, federal and state registration and notice fees, and payments under its distribution plan. The Adviser has agreed to limit the Fund's operating expenses to assure that the Fund's annual ratio of operating expenses to average net assets will not exceed 2.50%. The Adviser also may reimburse additional amounts to the Fund at any time in order to reduce the Fund's expenses, or to the extent required by applicable securities laws. Reductions made by the Adviser in its fees or payments or reimbursement of expenses which are the Fund's obligation are subject to reimbursement by the Fund provided the Fund is able to do so and remain in compliance with applicable limitations.
     Administrator

     Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an administration Agreement. Under that agreement, the Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the trustees, monitors the activities of the Fund's custodian, transfer agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Average net assets of the Fund     Fee or fee rate

     Under $15 million                  $30,000
     $15 to $50 million                 0.20% of average net assets
     $50 to $100 million                0.15% of average net assets
     $100 million to $150 million       0.10% of average net assets
     Over $150 million                  0.05% of average net assets

PURCHASE OF FUND SHARES


     The minimum initial investment in the Fund is $5,000 ($2,000 for Individual Retirement Accounts). Subsequent investments must be at least $100. First Fund Distributors, Inc. (the "Distributor"), acts as Distributor of the Fund's shares. The Distributor may, at its discretion, waive the minimum investment requirements for purchases in conjunction with certain group or periodic plans. In addition to cash purchases, shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities, provided that any such tendered security is readily marketable, its acquisition is consistent with the Fund's objective and it is otherwise acceptable to the Advisor.


     Shares of the Fund are offered continuously for purchase at their net asset value per share next determined after a purchase order is received. The public offering price is effective for orders received by the Fund prior to the time of the next determination of the Fund's net asset value. Orders received after the time of the next determination of the applicable Fund's net asset value will be entered at the next calculated public offering price. Investors may be charged a fee if they effect transactions through a broker or agent.

Investors may purchase shares of the Fund by check or wire:

     By Check: For initial investments, an investor should complete the Fund's Account Application (included with this Prospectus). The completed application, together with a check payable to "Titan Financial Services Fund" should be mailed to the Fund: Titan Financial Services Fund, P.O. Box 640856, Cincinnati, OH 45264-0856.

     A stub is attached to the account statement sent to shareholders after each transaction. For subsequent investments the stub should be detached from the statement and, together with a check payable to "Titan Financial Services Fund," mailed to the Fund in the envelope provided at the address indicated above. The investor's account number should be written on the check.

     By Wire: For initial investments, before wiring funds, an investor should call the Transfer Agent at (800) 385-7003 between the hours of 9:00 a.m. and 4:00 p.m. Eastern time, on a day when the NYSE is open for trading in order to receive an account number. The Transfer Agent will request the investor's name, address, taxpayer identification number, amount being wired and wiring bank. The investor should then instruct the wiring bank to transfer funds by wire to: Star Bank, Cincinnati, OH, ABA #0420-0001-3, DDA #485776504, for credit to Titan Financial Services Fund, for further credit to [investor's name and account number]. The investor should also ensure that the wiring bank includes the name of the Fund and the account number with the wire. If the funds are received by the Transfer Agent prior to the time that the Fund's net asset value is calculated, the funds will be invested on that day; otherwise they will be invested on the next business day. Finally, the investor should write the account number provided by the Transfer Agent on the Application Form and mail the Form promptly to the Transfer Agent.

     For subsequent  investments,  an investor should call the Transfer Agent at
(800) 385-7003 before the wire is sent. Failure to do so will cause the purchase to be credited the next day, when the Transfer Agent receives notice of the wire. The investor's bank should wire the funds as indicated above. It is essential that complete information regarding the investor's account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain further information from the Transfer Agent about remitting funds in this manner and from their own banks about any fees that may be imposed.

     General. Investors will not be permitted to redeem any shares purchased with an initial investment made by wire until one business day after the completed Account Application is received by the Fund. All investments must be made in U.S. dollars and, to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check. A charge may be imposed if any check used for investment does not clear. The Fund and the Distributor reserve the right to reject any purchase order in whole or in part. If an order, together with payment in proper form, is received by the Transfer Agent by the close of trading on the NYSE (currently 4:00 p.m., New York City time), Fund shares will be purchased at the offering price determined as of the close of trading on that day. Otherwise, Fund shares will be purchased at the offering price determined as of the close of trading on the NYSE on the next business day. Federal tax law requires that investors provide a certified taxpayer identification Number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Fund's Account Application for further information concerning this requirement.

     The Fund is not required to issue share certificates. All shares are normally held in non-certificated form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder.

HOW TO REDEEM AN INVESTMENT IN THE FUND

     A shareholder has the right to have the Fund redeem all or any portion of his outstanding shares at their current net asset value on each day the NYSE is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption.


     Direct Redemption. A written request for redemption must be received by the Fund's Transfer Agent in order to constitute a valid tender for redemption. Redemption requests should be sent to Titan Financial Services Fund, c/o American Data Services, P.O. Box 5536, Hauppauge, NY 11788-0132. To protect the Fund and its shareholders, a signature guarantee is required for certain transactions, including redemptions. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as defined in the federal securities laws. These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

     Redemption Fee. A redemption fee is imposed upon redemptions of fund shares within one year of their initial purchase. The fee is designed to compensate the Fund for transaction costs and administrative expenses that may arise from frequent short-term trading activity in its shares.
The fee is 1.0% of the amount redeemed.


     Telephone Redemption. Shareholders who complete the Redemption by Telephone portion of the Fund's Account Application may redeem shares on any business day the NYSE is open by calling the Fund's Transfer Agent at (800) 385-7003 between the hours of 9:00 a.m. and 4:00 p.m. Eastern time. Redemption proceeds will be mailed to the address of record or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). By establishing telephone redemption privileges, a shareholder authorizes the Fund and its Transfer Agent to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and send the proceeds to the address of record on the account or transfer the proceeds to the bank account designated in the Authorization. The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. If these identification procedures are followed, neither the Fund nor its agents will be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders.

     Shareholders may request telephone redemption after an account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

     General. Payment of redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the SEC. In the case of shares purchased by check and redeemed shortly after purchase, the Fund will not mail redemption proceeds until it has been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal funds wire. A redemption may result in recognition of a gain or loss for federal income tax purposes. Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account, other than retirement plan or Uniform Gift to Minors Act accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $2,000. If the Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of his account is less than $2,000 and will be allowed 30 days to make an additional investment to bring the value of his account to at least $2,000 before the Fund takes any action.

PLAN OF DISTRIBUTION


     The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act (the "Plan'), under which the Fund pays the Advisor, as Distribution Coordinator, a fee, which is accrued daily and payable monthly, at the annual rate of 0.25% the Fund's average daily net assets. The fee is treated by the Fund as an expense in the year it is accrued.

     Amounts paid under the Plan are paid to the Distribution Coordinator for services provided and the expenses borne by the Distribution Coordinator and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to and expenses of account executives and others who engage in or support distribution of shares or who service stock accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. The Advisor may in its discretion and out of its own funds, compensate third parties, such as financial planners, advisors, brokers and financial institutions, for sales and marketing assistance with respect to the Fund.


DETERMINATION OF NET ASSET VALUE

     The net asset value per share of the Fund is determined once daily at 4:00 p.m., Eastern time (or on days when the New York Stock Exchange ("NYSE") closes prior to 4:00 p.m., at such earlier time), by taking the value of all assets of the Fund, subtracting all its liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent. The net asset value per share will not be determined on such federal and non-federal holidays as are observed by the NYSE.

     The Fund values its assets based on their current market value when market quotations are readily available. If such value cannot be established, assets are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity unless the Board of Trustees determines that this does not represent fair value.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Fund intends to pay dividends at least annually and to distribute substantially all of the Fund's net investment income and net short-term capital gains, if any. The Fund intends to distribute dividends from net long-term capital gains, if any, once each year. The Fund may, however, determine to distribute all or part of any long-term capital gains in any year for reinvestment. All dividends and any capital gains distributions will be paid in additional Fund shares and automatically credited to the shareholder's account without issuance of a share certificate unless the shareholder requests in writing that all dividends be paid in cash. Any shareholder who receives a cash payment representing a dividend or capital gains distribution may invest such dividend or distribution at the net asset value next determined after receipt by the Transfer Agent, by returning the check or the proceeds to the Transfer Agent within thirty days after the payment date. Shares acquired from the reinvestment of dividends or capital gains distributions are not subject to the imposition of a contingent deferred sales charge upon their redemption.

     Because the Fund intends to distribute all of its net investment income and net short-term capital gains to shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, it is not expected that the Fund will be required to pay any federal income tax. Shareholders who are required to pay taxes on their income will normally have to pay federal income taxes, and any state income taxes, on the dividends and distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash.

     Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Capital gains distributions are not eligible for the dividends-received deduction available to certain corporations.

     At the end of the calendar year, shareholders will be sent full information on their dividends and capital gains distributions for tax purposes, including information as to the portion taxable as ordinary income, the portion taxable as long-term capital gains, and the amount of dividends qualifying for the corporate dividends-received deduction. To avoid being subject to a 31% federal backup withholding tax on taxable dividends, capital gains distributions and the proceeds of redemptions and repurchases, shareholders must furnish their taxpayer identification numbers and certify the accuracy of the numbers. Shareholders should consult their tax advisers as to the applicability of the foregoing to their current situation.

PERFORMANCE INFORMATION

     From time to time the Fund may quote its "total return" in advertisements and sales literature. The total return of the Fund is based on historical earnings and is not intended to indicate future performance. The "average annual total return" of the Fund refers to a figure reflecting the average annualized percentage increase (or decrease) in the value of an initial investment in the Fund of $1,000 over a period of one year as well as over the life of the Fund, if less than any of the foregoing. Average annual total return reflects all income earned by the Fund, any appreciation or depreciation of the Fund's assets, all expenses incurred by the Fund and all sales charges which would be incurred by redeeming shareholders, for the stated periods. It also assumes reinvestment of all dividends and distributions paid by the Fund.

     In addition to the foregoing, the Fund may advertise its total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. The Fund may also advertise the growth of a hypothetical investment of $10,000 in shares of the Fund. The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by independent organizations (such as mutual fund performance ratings and indexes compiled by independent organizations such as Lipper Analytical Services, Inc., Morningstar, the S&P Mid-Cap Index, NASDAQ Composite, Russell Mid Cap Index, S&P 100 Index and the Wilshire Mid Cap Index).

GENERAL INFORMATION

     Organization. The Trust is registered with the Securities and Exchange Commission as an open-end management investment company and was organized as a Massachusetts Business Trust on February 17, 1987. The Fund is a series of the Trust. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from only other series.

     All shares of beneficial interest of the Fund (no par value) are equal as to earnings, assets and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of a liquidation, each share of the Fund is entitled to its portion of all the Fund's assets after all debts and expenses have been paid. The shares do not have cumulative voting rights.

     Shareholder Rights. Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Management and Advisory Agreements); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.


     Custodian and Transfer Agent. Star Bank, N.A., 425 Walnut St., Cincinnati, OH 45202 is custodian of the Fund's assets. American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11788-0132 is the Fund's Transfer Agent.


     Confirmation and Statements. Shareholders will receive confirmation of purchases and redemptions of Fund shares. The Transfer Agent will provide shareholders with statements on a quarterly basis. Shareholders will also receive audited and unaudited semi-annual financial statements of the Fund.

Titan Financial Services Fund

9672 Pennsylvania Avenue
Upper Marlboro, Maryland 20772
888-44-TITAN
Account Inquiries 1-800-385-7003


Distributor

First Fund Distributors, Inc.
4455 E. Camelback Rd., Ste. 261E
Phoenix, AZ 85018


Custodian

Star Bank
425 Walnut St.
Cincinnati, Ohio 45202


Shareholder Service and Transfer Agent


American Data Services, Inc.
P.O. Box 5536
Hauppauge, NY 11788-0132
(800) 385-7003



Auditors

Tait, Weller, & Baker
2 Penn Center Plaza
Philadelphia, PA 19102


Counsel to the Fund


Paul, Hastings, Janofsky & Walker, LLP
345 California Street, 29th Floor
San Francisco, CA 94104


[INSERT TITAN LOGO]








Prospectus
August 31, 1997

                       STATEMENT OF ADDITIONAL INFORMATION


                                 August 31, 1997


                            PZENA FOCUSED VALUE FUND
                                   a series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                           830 Third Ave., 14th floor
                               New York, NY 10022
                                 (212) 355-1600



         This Statement of Additional Information is not a prospectus and it should be read in conjunction with the prospectus of the Pzena Focused Value Fund (the "Fund"). A copy of the prospectus dated August 31, 1997 is available by calling the number listed above or (212) 633-9700.

                                TABLE OF CONTENTS


The Trust.......................................................................................................B-2
Investment Objective and Policies...............................................................................B-2
Investment Restrictions.........................................................................................B-7
Distributions and Tax Information...............................................................................B-8
Trustees and Executive Officers................................................................................B-11
The Fund's Administrator.......................................................................................B-14
The Fund's Distributor.........................................................................................B-15
Execution of Portfolio Transactions............................................................................B-15
Additional Purchase and Redemption Information.................................................................B-17
Determination of Share Price...................................................................................B-18
Performance Information........................................................................................B-18
General Information............................................................................................B-19
Financial Statements...........................................................................................B-20
Appendix.......................................................................................................B-21



Pzena SAI                                             B-1

                                    THE TRUST

         Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This Statement of Additional Information relates only to the Fund.

                        INVESTMENT OBJECTIVE AND POLICIES

         The Fund is a mutual fund with the investment objective of long-term capital growth. The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Fund will be attained.

Repurchase Agreements

         The Fund may enter into repurchase agreements as discussed in the Prospectus. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the value of the Fund's total assets would be invested in illiquid securities including such repurchase agreements.

         For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing

Pzena SAI                                             B-2
some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Investment Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

         Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When-Issued Securities

         The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund will segregate liquid assets with its Custodian equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.


Foreign Securities

         The Fund may invest up to 20% of its assets in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from

Pzena SAI                                             B-3
such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S.
investments.

         Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

         Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There can be no assurance that the Advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

         Securities of foreign issuers may be held by the Fund in the form of American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs"). These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

         The Fund may invest without regard to the 20% limitation in securities of foreign issuers which are listed and traded on a domestic national securities exchange.


Debt Securities and Ratings

         Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security. If a security's rating is reduced while it is held by the Fund, the Advisor will consider whether the Fund should continue to hold the security but the Fund is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the

Pzena SAI                                             B-4
risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates.

         The Fund reserves the right to invest up to 20% of its assets in debt securities, which may include those rated lower than BBB by S & P or lower than Baa by Moody's but rated at least B by S & P or Moody's (or, in either case, if unrated, deemed by the Advisor to be of comparable quality). Lower-rated securities generally offer a higher current yield than that available for higher grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is smaller and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a smaller and less actively traded market.

         Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower-yielding security, resulting in a decreased return to investors. Also, because the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by the Fund may decline proportionately more than the Fund consisting of higher-rated securities. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower-rated securities. Investments in zero-coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

Options and Futures Contracts

         As indicated in the Prospectus, to the extent consistent with its investment objectives and policies, the Fund may purchase and write call and put options on securities, securities indexes

Pzena SAI                                             B-5
and on foreign currencies and enter into futures contracts and use options on futures contracts, to the extent of up to 5% of its assets.

         Transactions in options on securities and on indexes involve certain risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

         If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; such losses may be mitigated or exacerbated by changes in the value of the Fund's securities during the period the option was outstanding.

         Use of futures contracts and options thereon also involves certain risks. The variable degree of correlation between price movements of futures contracts and price movements in the related portfolio positions of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. Also, futures and options markets may not be liquid in all circumstances and certain over the counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction at all or without incurring losses. Although the use of options and futures transactions for hedging should minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. If losses were to result from the use of such transactions, they could reduce net asset value and possibly income. The Fund may use these techniques to hedge against changes in interest rates or securities prices or as part of its overall investment strategy. The Fund will maintain segregated accounts consisting of cash, U.S. Government securities, or other high grade debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options and futures contracts to avoid leveraging of the Fund.



Pzena SAI                                             B-6

                             INVESTMENT RESTRICTIONS

         The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

         1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

         2. (a) Borrow money, except from banks for temporary or emergency purposes. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

         (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

         3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (The Fund is not precluded from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         4. Purchase or sell real estate, commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the prospectus and in this Statement of Additional Information).

         5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

         6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, forward or repurchase transactions.

         7. (a) With respect to 50% of the Fund's assets, purchase the securities of any issuer if more than 5% of the total assets of the Fund would be invested in the securities of the issuer, other than obligations of the U.S. Government, its agencies or instrumentalities.

               (b) With respect to the remaining 50% of the Fund's assets, purchase the securities of any issuer if more than 25% of the total assets of the Fund would be invested in the securities of the issuer.


Pzena SAI                                             B-7

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

         8. Purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of a single issuer.

         9. Invest in any issuer for purposes of exercising control or management.


         10. Invest in securities of other investment companies which would result in the Fund owning more than 3% of the outstanding voting securities of any one such investment company, the Fund owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or the Fund owning securities of investment companies in the aggregate which would exceed 10% of the value of the Fund's total assets.

         11. Invest, in the aggregate, more than 5% of its total assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.


         12. Invest more than 15% of its assets in securities of foreign issuers (including American Depositary Receipts with respect to foreign issuers, but excluding securities of foreign issuers listed and traded on a domestic national securities exchange).

         If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except with respect to restrictions regarding borrowing and investment in illiquid securities, or as otherwise noted.


                        DISTRIBUTIONS AND TAX INFORMATION

Distributions

         Any dividends from net investment income (including realized short term capital gains) are declared and paid at least annually, typically at the end of the Fund's fiscal year (December 31). Any undistributed long-term net capital gains realized during the 12-month period ended each October 31, as well as any additional undistributed long-term capital gains realized during the Fund's fiscal year, will also be distributed to shareholders on or about December 31 of each year.


Pzena SAI                                             B-8

         Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

         Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year,
(ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and
(iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

         Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

         Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on that Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

         Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis

Pzena SAI                                             B-9
for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

         The Fund may write, purchase or sell certain option, futures, and foreign currency contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless the Fund is eligible to make and makes a special election, such contracts that are "Section 1256 contracts" will be "marked-to-market" for federal income tax purposes at the end of each taxable year, i.e., each contract will be treated as sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in such contracts will be 60% long-term and 40% short-term capital gain or loss. Section 1092 of the Code, which applies to certain "straddles", may affect the taxation of the Fund's transactions in option, futures and foreign currency contracts. Under Section 1092 of the Code, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions.



         A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption of Fund shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

         Under the Code, the Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Internal Revenue Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.


Pzena SAI                                             B-10

         The Fund will not be subject to tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Fund.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

         This discussion and the related discussion in the prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.

                         TRUSTEES AND EXECUTIVE OFFICERS

         The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers and their affiliations and principal occupations for the past five years are set forth below.


Steven J. Paggioli,* 47  President and Trustee

479 West 22nd Street, New York, New York 10011. Executive Vice President, The Wadsworth Group (consultants) since 1986; Executive Vice President of Investment Company Administration Corporation ("ICAC") (mutual fund administrator and the Trust's administrator),and Vice President of First Fund Distributors, Inc. ("FFD") (a registered broker-dealer and the Fund's Distributor) since 1990.

Dorothy A. Berry, 54 Trustee

40 Maple Lane, Copake, NY 12516. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).


Pzena SAI                                             B-11

Wallace L. Cook, 57 Trustee

One Peabody Lane, Darien, CT 06820. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel, 59 Trustee

2 Crown Cove Lane,  Savannah,  GA 31411.  Private  Investor.  Formerly  Managing
Director, Premier Solutions, Ltd. Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington, 53 Trustee

1191 Valley Road, Clifton, New Jersey 07103. President; Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Eric M. Banhazl*, 40 Treasurer

2025 E. Financial Way, Suite 101, Glendora, California 91741. Senior Vice President, The Wadsworth Group, Senior Vice President of ICAC and Vice President of FFD since 1990.

Robin Berger*, 40 Secretary

479 West 22nd St., New York, New York 10011. Vice President, The Wadsworth Group since June, 1993; formerly Regulatory and Compliance Coordinator, Equitable Capital Management, Inc. (1991-93).

Robert H. Wadsworth*, 57 Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President of The Wadsworth Group since 1982, President of ICAC and FFD since 1990.

*Indicates an "interested person" of the Trust as defined in the 1940 Act.

         Set forth below is the rate of compensation received by the following Trustees from the Fund and all other portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested trustees receive an annual retainer of $7,500 and a fee of $2,500 for each regularly scheduled meeting. These trustees also receive a fee of $1000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $4,500. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the Fund or any other portfolios of the Trust.

Pzena SAI                                             B-12

Name of Trustee                                    Total Annual Compensation

Dorothy A. Berry                                   $22,000
Wallace L. Cook                                    $17,500
Carl A. Froebel                                    $17,500
Rowley W.P. Redington                              $17,500

         During the fiscal year ended April 30, 1997, trustees' fees and expenses in the amount of $2,548 were allocated to the Fund. As of the date of this Statement of Additional Information, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.


Investment Advisor

         The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. Pzena Investment Management LLC acts as Advisor to the Fund. The Advisor was founded in 1995 and is controlled by Mr. Richard Pzena, who is principally responsible for the Fund's portfolio. Although the Adviser has not previously managed an investment company, Mr. Pzena was formerly Director of Research for U.S. equities at an investment advisory firm with several billion in investment advisory and investment company assets under management.


         Under the Investment Advisory Agreement with the Fund, the Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 1.25% annually.


         The Adviser has undertaken to limit the Fund's operating expenses to an annual level of 1.75% of the Fund's average net assets. For the fiscal period ended April 30, 1997, the Advisor waived its fees of $21,340 and reimbursed the Fund for other operating expenses in the amount of $48,237.


         The Investment Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.



Pzena SAI                                             B-13

                            THE FUND'S ADMINISTRATOR

         The Fund has an Administration Agreement with Investment Company Administration Corporation (the "Administrator"), a corporation owned and controlled by Messrs. Banhazl, Paggioli and Wadsworth with offices at 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. For its services, ICAC receives a fee at the following annual rate:

Average Net Assets of the Fund                     Fee or Fee Rate

Under $15 million                                  $30,000
$15 to $50 million                                 0.20% of average net assets
$50 to $100 million                                0.15% of average net assets
$100 to $150 million                               0.10% of average net assets
Over $150 million                                  0.05% of average net assets


ICAC received fees of $26,499 from the Fund for the fiscal period ended April 30, 1997.


                             THE FUND'S DISTRIBUTOR

         First Fund Distributors, Inc., (the "Distributor"), a corporation owned by Mr. Banhazl, Mr. Paggioli and Mr. Wadsworth, acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Fund and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distributing Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

Pzena SAI                                             B-14

         Pursuant to the Investment Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers will be used to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a "market-maker" unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

         Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, the Adviser will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

         While it is the Fund's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Adviser's overall responsibilities to the Fund.


Pzena SAI                                             B-15

         Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Adviser.
Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

         The Fund does not effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Fund for their customers.


         The Fund does not use the Distributor to execute its portfolio transactions. For the fiscal period ended April 30, 1997 the aggregate brokerage commissions paid by the Fund were $9,895.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Manager or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

         Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c)for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested

Pzena SAI                                             B-16
to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

         The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in securities with a current market value equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

Check-A-Matic

         As discussed in the Prospectus, the Fund provides a Check-A-Matic Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Check-A-Matic Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.


                          DETERMINATION OF SHARE PRICE


         As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund does not expect to determine the net asset value of its shares on any day when the Exchange is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.


         In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ

Pzena SAI                                             B-17
are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

         The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


                             PERFORMANCE INFORMATION

         From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time.

         The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

         Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

         The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                  P(1+T)n = ERV

Where: P = a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted

          T  =  average annual total return
          n  =  number of years
          ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

Pzena SAI                                             B-18

         Aggregate total return is calculated in a similar manner, except that the results are not annualized.Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period and gives effect to the maximum applicable sales charge.


         The Fund's total return since its inception on June 24, 1996 through the fiscal period ending April 30, 1997 was 15.88%.


                               GENERAL INFORMATION

         Investors in the Fund will be informed of the Fund's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.


         Star Bank N.A., 425 Walnut Street, Cincinnati, OH 45202 acts as Custodian of the securities and other assets of the Fund. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11788-0132 is the Fund's Transfer and Dividend Disbursing Agent.


         Tait, Weller & Baker, 2 Penn Center Plaza, Philadelphia, PA 19102 are the independent auditors for the Fund.


         Lane, Altman & Owens, 101 Federal St., Boston, MA 02110 are legal counsel to the Advisor.

         Paul, Hastings, Janofsky & Walker, 345 California Street, 29th Floor, San Francisco, California 94104, are legal counsel to the Fund.

         The following persons are beneficial owners of more than 5% of the Fund's outstanding voting securities as of August 14, 1997.

         Richard M. Cion, Westport, CT 06880; 6.40%

         M & M Value Partners, Jericho, NY 11753; 5.44%

         Olga E. Manigan, Rye, NY 10580; 5.76%

         Raymond James & Associates, Inc., St. Petersburg, FL 33733; 7.59%



         The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations

Pzena SAI                                             B-19
of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

         The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.


                              FINANCIAL STATEMENTS

         The annual report to shareholders for the Fund for the fiscal year ended April 30, 1997 is a separate document supplied with this Statement of Additional Information and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this Statement of Additional Information.



Pzena SAI                                             B-20

                                    APPENDIX

                          Description of Bond Ratings*

Moody's Investors Service

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


Pzena SAI                                             B-21

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Corporation

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

*Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.


Pzena SAI                                             B-22

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 31, 1997


                          TITAN FINANCIAL SERVICES FUND
                                   a series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                            9672 Pennsylvania Avenue
                         Upper Marlboro, Maryland 20772



         Titan Financial Services Fund (the "Fund"), a diversified, professionally managed portfolio, is a separate series of Professionally Managed Portfolios, an open-end management investment company. This Statement of Additional Information ("SAI") is not a prospectus and should be read only in conjunction with the Funds' current Prospectus, dated August 31, 1997. A copy of the Prospectus may be obtained by calling toll-free at 1-800-385-7003. This SAI is dated August 31, 1997.


                                TABLE OF CONTENTS

Investment Policies and Restrictions............................................................................B-2
Trustees and Executive Officers................................................................................B-16
Investment Management, Administration and Distribution
         arrangements..........................................................................................B-18
The Fund's Administrator.......................................................................................B-19
Portfolio Transactions.........................................................................................B-21
Valuation of Shares............................................................................................B-22
Performance Information........................................................................................B-23
Taxes..........................................................................................................B-25
General Information............................................................................................B-27
Financial Statements...........................................................................................B-28
Appendix.......................................................................................................B-29



Titan SAI                                             B-1

                      INVESTMENT POLICIES AND RESTRICTIONS

         The following supplements the information contained in the Prospectus concerning the Funds' investment policies and limitations.

         Yield Factors and Ratings. Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") and other nationally recognized statistical rating organization ("NRSROs") are private services that provide rating of the credit quality of debt obligations. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in the Appendix to this SAI. The Fund may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices.

         Special Considerations Concerning the Banking Industry and the Savings and Loan Industry.

               -- The Banking Industry. In the United States, the deposits of commercial banks are insured by the Federal Deposit Insurance Corporation (the "FDIC"). Many of these banks are subsidiaries of bank holding companies. Commercial banks accept deposits, make commercial and other loans, and engage in a variety of other investments. The Fund normally intends to invest in the securities of those bank holding companies which receive a substantial portion of their income from one or more commercial bank subsidiaries, as well as in the securities of banking institutions.

         Despite some measure of deregulation, commercial banks and their holding companies are also subject to extensive government regulation that significantly affects their activities, earnings, and competitive environment. The Office of the Comptroller of the Currency is the primary federal regulator of national banks. The FDIC is the primary federal regulatory of most state-chartered commercial banks with FDIC-insured deposits. State-chartered commercial banks are also subject to primary supervision and regulation by state banking authorities. The Board of Governors of the Federal Reserve System ("FRB") is the primary federal regulator of bank holding companies and also has regulatory authority over state-chartered banks which are members of the Federal Reserve System. Federal regulators receive comprehensive reports on and conduct examinations of a number of aspects of a federally regulated commercial bank's operations and financial condition, including capital adequacy, liquidity, earnings, dividends, investments, management practice and loan loss reserves. Federal regulators also require that commercial banks maintain minimum levels of capital and liquidity, require the establishment of loan loss reserves, and may limit the bank's ability to pay dividends in certain circumstances.

         Bank holding companies must file regular reports with the FRB and are subject to examinations of certain aspects of their own and their subsidiaries' operations. The activities of a bank holding company are restricted by federal regulations which, among other things, generally

Titan SAI                                             B-2
prohibit a bank holding company from controlling banks in more than one state, except where specifically permitted by state law, and restrict the types of non-banking activities in which the holding company directly or indirectly may engage.

         Certain economic factors are of particular importance to commercial banks. The availability and cost of funds to commercial banks and other finance companies is important to their profitability. This factor has increased in importance with the deregulation of interest rates. The quality of a bank's portfolio of loans can be adversely affected by depressed market conditions in certain industries. Recent examples of such industries that have affected the loan portfolios of some banks include commercial real estate, international sovereign credits, energy and agriculture. Smaller banks can be particularly affected by such conditions if the economic base of the area in which they are located is closely tied to a depressed industry, such as agriculture.

               -- The Savings and Loan Industry. The principal business of savings and loan institutions traditionally has consisted of attracting deposits from the general public and originating or purchasing mortgage loans secured by liens on residential real estate. In addition to long-term, fixed-rate residential mortgage loans, savings institutions recently have begun to extend a greater number of loans with shorter terms and/or adjustable interest rates, including consumer and commercial loans, and construction loans on both residential and commercial real estate developments. These types of loans may involve greater risks of default than residential mortgage loans.

         Historically, many savings institutions were organized primarily as mutual companies and as such were owned by their depositors and did not issue common stock. However, in recent years, the need for equity capital and deregulation of the industry have encouraged conversion to stock ownership. Securities of newly converted savings institutions may not be readily marketable, due to the lack of a public trading market or certain restrictions on transfer. Some savings institutions are controlled by holding companies. The Fund normally intends to invest in the securities of those savings institution holding companies, the savings institution subsidiaries of which comprise a significant percentage of their total assets and provide a significant percentage of their income.

         Savings institutions and their holding companies are subject to extensive government regulation. Savings institutions with FDIC-insured deposits are subject to periodic FDIC examination and to FDIC regulation and supervision of their operations. A state-chartered savings institution is also regulated by the laws and bank regulatory authority of the state in which it has its principal office. Savings institutions with federally insured deposits are subject to certain minimum net worth or capital requirements and to other requirements limiting the types of investments they may make. In addition, holding companies of savings institutions which are federally chartered may be subject in certain cases to restrictions on the activities in which they may engage.


Titan SAI                                             B-3

         The results of operations of savings institutions may be materially affected by general economic conditions, the monetary and fiscal policies of the federal government and the regulatory policies of governmental authorities. Although in recent years savings institutions have derived an increased portion of their income from receipt of fees, the results of operations of savings institutions continue to depend to a large extent on the level of their "net interest income" (the difference between the interest earned on loans and investments and the interest paid on deposits and borrowings). During the period between the late 1970s and mid-1982, general market interest rates rose to, and remained at, historically high levels as a result of inflationary pressures and governmental policies. During the same period, savings institutions generally experienced a shift in the composition of their deposits form relatively long-term, low-rate certificate accounts or low-rate passbook accounts to certificates of deposit and accounts bearing rates determined by market conditions, often with short maturities. Competition from alternative investments such as money market mutual funds affected savings flows, causing reduced inflows to (or actual net outflows from) savings institutions, thus limiting their ability to make new loans or investments. As a result, the average cost of funds of most savings institutions increased faster than the average yield earned on their assets, which consisted principally of long-term real estate loans at fixed rates of interest. These factors had a severe adverse impact on the earnings of most of the savings industry, with the large majority of savings institutions reporting operating losses for 1991 and 1992. Although interest rates have since declined, there can be no assurance that interest rates will remain at current levels.

         Beginning in the early 1980s a substantial number of savings institutions significantly expanded the amount of their investments in construction lending, real estate development projects, and secured and unsecured commercial and consumer loans. These investments generally entail more risk than mortgage loans secured by residential real estate and may result in losses for certain institutions. Many institutions have also initiated asset and liability management programs designed to minimize vulnerability to interest rate changes. These programs have included such activities as increasing use of adjustable rate mortgages, origination of a higher proportion of shorter-term commercial and consumer loans, and the lengthening of maturities for deposits and borrowings. By including such investments, the assets of savings institutions have begun to match the maturities of their liabilities more closely. In addition, some savings institutions are conducting hedging transactions to reduce their exposure to interest rate risk. The Fund's investments in savings institutions will be affected by changes in the levels of interest rates, national and local cycles in real estate and other economic factors.

         Federal and state regulations do not insure the solvency or profitability of savings and banking institutions or their holding companies, nor do they insure against risk any investments in securities issued by such institutions. The FDIC insure the deposits of member institutions but in no way protect or insure investments in the securities of these institutions.

         --Legislative Concerns. Legislation has been enacted which has altered the regulatory structure and capital requirements of the banking and savings and loan institution industries. This legislation was enacted as a response to financial problems experienced by a

Titan SAI                                             B-4
number of banks and savings and loan institutions relating to inadequate capital, adverse economic conditions and alleged fraud and mismanagement. This legislation also strengthened the civil sanctions and criminal penalties for defrauding or otherwise damaging depository institutions and their depositors and curtailed the authority of savings and loan institutions to engage in real estate investment and certain other activities. In addition, the legislation has given federal regulators substantial authority to use all of the assets of a bank or savings and loan institution holding company to satisfy federal claims against an insolvent savings and loan institution or bank owned by the holding company and mandated regulatory action against institutions with inadequate capital levels. Legislative and regulatory actions have also increased the capital requirements applicable to commercial banks and savings and loan institutions. These changes have extended the risk to holding company shareholders in the event of the insolvency of any depository institution owned by the holding company.


         From time to time legislative proposals have been introduced that if enacted could expose bank holding companies to well-established competitors, such as securities firms and insurance companies, as well as companies engaged in other areas of business. Increased competition may also result from the broadening of interstate banking powers, which has already lead to a reduction in the number of publicly traded regional banks. Although the costs of insurance premiums have been reduced, these rates can be increased in the future which may adversely affect the Fund.


         Special Considerations Concerning Other Financial Services Industries. Many of the investment considerations discussed in connection which banks and savings associations also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions, volatile performance dependent upon the availability and cost of capital and prevailing interest rates, and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics, and by possible future changes in the health care industries. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations and profitability. In addition, several significant companies have recently reported liquidity or solvency difficulties and credit rating downgrades.

         The financial services industries currently are changing relatively rapidly as existing distinctions between various financial services industries become less clear. For example, recent

Titan SAI                                             B-5
business combinations have included different financial services industries such as insurance, finance and securities brokerage under single ownership. In addition, changes in governmental regulation have permitted companies traditionally active in one area to expand into other areas. The effect of these changes in particular segments of the financial services industries is difficult to predict.

         Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of such securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by the Fund upon their acquisition is accrued as interest and included in the Fund's net investment income.

         Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the other party to a repurchase agreement becomes bankrupt. The Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by Titan Investment Advisers, LLC (the "Investment Adviser") to present minimal credit risks in accordance with guidelines established by the Fund's Board of Trustees. The Investment Adviser will review and monitor the creditworthiness of those institutions under the Board's general supervision.

         Lending of Fund Securities. Although it has no present intention of doing so during the coming year, the Fund may lend up to 331/3% of the total value of its portfolio securities to broker-dealers or institutional investors that the Investment Adviser deems qualified, but only when the borrower maintains with the Fund's custodian collateral either in cash or money market instruments in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. In determining whether to lend securities to a particular broker-dealer or institutional investor, the Investment Adviser will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loans at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights

Titan SAI                                             B-6
and rights to dividends, interest or other distributions, when retaining such rights is considered to be in the Fund's interest.


         Reverse Repurchase Agreements. Although it has no intention of doing so during the coming year, the Fund may enter into reverse repurchase agreements with banks up to an aggregate value of not more than 5% of its total assets. Such agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary or emergency purposes. While a reverse repurchase agreement is outstanding, the Fund will segregate liquid assets, marked to market daily, in an amount at least equal to the Fund's obligations under the reverse repurchase agreement.


         Illiquid Securities. As indicated in the Prospectus, the Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, purchased over-the-counter ("OTC") options, repurchase agreements maturing in more than seven days and restricted securities other than those the Investment Adviser has determined are liquid pursuant to guidelines established by the Funds's board of Trustees. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. Illiquid restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933 ("1933 Act"). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

         Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


Titan SAI                                             B-7

         Rule 144A under the 1933 Act established a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. ("NASD"). An insufficient number of qualified buyers interested in purchasing Rule
144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio and the Fund might be unable to dispose of such securities promptly or at favorable prices.

         The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Investment Adviser, pursuant to guidelines approved by the Board. The Investment Adviser takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security,
(3) the number of dealers that have undertaken to make a market in the security,
(4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Investment Adviser will monitor the liquidity of restricted securities in the Fund's portfolio and report periodically on such decisions to the Board of Trustees.


         When-Issued and Delayed Delivery Securities. A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the Fund's net asset value. When the Fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian will segregate liquid assets with a market value equal to the amount of the commitment. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitment. The Fund purchases when-issued securities only with the intention of taking delivery, but may sell the right to acquire the security prior to delivery if the Investment Adviser deems it advantageous to do so, which may result in capital gain or loss to the Fund.



         Special Considerations Relating to Foreign Securities. To the extent that the Fund invests in U.S. dollar-denominated securities of foreign issuers, theses securities may not be registered with the SEC, nor may the issuers thereof by subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Funds than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory requirements comparable to those applicable to U.S. companies.


Titan SAI                                             B-8

         The Funds may invest in foreign securities by purchasing American Depository Receipts ("ADRs"), which are securities convertible into securities of corporations based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or Fund company evidencing ownership of the underlying securities. For purposes of the Fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock.

         The Fund anticipates that their brokerage transactions involving securities of companies headquartered in countries other than the United States will be conducted primarily on the principal exchanges of such countries.
Foreign security trading practices, including those involving securities settlement where assets of the Fund may be released prior to receipt of payment, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions on foreign exchanges are usually subject to fixed commissions that are generally higher than negotiated commissions on U.S. transactions, although the Fund will endeavor to achieve the best net results in effecting its portfolio transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.

         The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and subject to lessen governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations, and could be subject to extended clearance and settlement periods.

         Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.


         Segregated Assets. When the Fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, the Fund will maintain with its custodian liquid assets, marked to market daily, in an amount at least equal to the Fund's


Titan SAI                                             B-9
obligation or commitment under such transactions. As described below under "Special Risks of Hedging Strategies," segregation of liquid assets may also be required in connection with certain transactions involving options.

         Special Risks of Hedging Strategies. The use of options involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

         (1) Successful use of options depends upon the Investment Adviser's ability to predict movements of the overall securities, currency and interest rate markets, which require different skills than predicting changes in the prices of individual securities.

         (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of a an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered in a short hedge because the Investment Adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

         (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated assets or make margin payments when it takes positions in an instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction

Titan SAI                                             B-10
closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

         Writing Call Options. The Fund may write (sell) call options on securities and indices. Call options generally will be written on securities that, in the opinion of the Investment Adviser, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

         A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

         Portfolio securities on which call options may be written will be purchase solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, and retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund has no control over when it may be required to sell the underlying securities, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of underlying security, which will be increased or offset by the premium received. The Fund does not consider a security covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

         Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value.

         The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Investment Adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Titan SAI                                             B-11

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

         The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

         The exercise price of the options may be below, equal to or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with the exercise of an option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         The Fund will realize a profit or loss from a closing purchase transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         Writing Put Options. The Fund may write put options on securities and indices. A put option gives the purchases of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price at any time until the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

         The Fund generally would write put options in circumstances where Investment Adviser wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price, less the premium received.

         Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.


Titan SAI                                             B-12

         Purchasing Put Options. The Fund may purchase put options on securities and indices. As the holder of a put option, the Fund would have the right to sell the underlying security at the exercise price at any time until the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

         The Fund may purchase a put option on an underlying security ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security when the Investment Adviser deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security eventually is sold.

         The Fund also may purchase put options at a time when the Fund does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

         Purchasing Call Options. The Fund may purchase call options on securities and indices. As the holder of a call option, the Fund would have the right to purchase the underlying security at the exercise price at any time until the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

         The Fund also may purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security. Accordingly, the Fund could purchase a call option on the same underlying security, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the Fund security at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.


Titan SAI                                             B-13

         Aggregate premiums paid for put and call options will not exceed 5% of such Fund's total assets at the time of purchase.

         Options may be either listed on an exchange or traded over-the-counter ("OTC"). Listed options are third-party contracts (i.e., performance of the obligations of the purchase and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

         The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option its writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only be negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.


Investment Restrictions

         The following investment restrictions are fundamental policies of the Fund. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of a Fund, which is defined in the 1940 Act as the lesser of (1) 67% or more of the shares present at a Fund meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (2) more than 50% of the outstanding shares of the Fund.

Titan SAI                                             B-14

         Under the investment restrictions adopted by the Fund:

         1. The Fund may not purchase securities of any one issuer, if as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

         2. The Fund may not issue senior securities or borrow money, except as permitted under the Investment Company Act of 1940 (the "1940 Act") and then not in excess of 33-1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

         3. The Fund may not purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, except that the Fund may purchase, sell or enter into financial options.

         4. The Fund may not purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

         5. The Fund may not engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

         6. The  Fund may not make  loans,  except  through  loans of  portfolio securities, or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures or other debt securities and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

         The following investment restrictions may be changed by the Board of Trustees without shareholder approval:


Titan SAI                                             B-15

         1. The Fund may not purchase any securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers or exchange, or as a result of reorganization, consolidation, or merger.


         2. The Fund may not purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options.

         3. The Fund may not make short sales of securities or maintain a short position, except that a Fund may (a) sell short "against the box" and
         (b) maintain short positions in connections with its use of financial options.


         4. The Fund may not mortgage, pledge, or hypothecate any assets except in connection with permitted borrowings or the issuance or senior securities.


                         TRUSTEES AND EXECUTIVE OFFICERS

         The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers and their affiliations and principal occupations for the past five years are set forth below.


Steven J. Paggioli,* 47  President and Trustee

479 West 22nd Street, New York, New York 10011. Executive Vice President, The Wadsworth Group (consultants) since 1986; Executive Vice President of Investment Company Administration Corporation ("ICAC") (mutual fund administrator and the Trust's administrator),and Vice President of First Fund Distributors, Inc. ("FFD") (a registered broker-dealer and the Fund's Distributor) since 1990.

Dorothy A. Berry, 54 Trustee

40 Maple Lane, Copake, NY 12516. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook, 57 Trustee


Titan SAI                                             B-16

One Peabody Lane, Darien, CT 06820. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel, 59 Trustee

2 Crown Cove Lane,  Savannah,  GA 31411.  Private  Investor.  Formerly  Managing
Director, Premier Solutions, Ltd. Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington, 53 Trustee

1191 Valley Road, Clifton, New Jersey 07103. President; Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Eric M. Banhazl*, 40 Treasurer

2025 E. Financial Way, Suite 101, Glendora, California 91741. Senior Vice President, The Wadsworth Group, Senior Vice President of ICAC and Vice President of FFD since 1990.

Robin Berger*, 40 Secretary

479 West 22nd St., New York, New York 10011. Vice President, The Wadsworth Group since June, 1993; formerly Regulatory and Compliance Coordinator, Equitable Capital Management, Inc. (1991-93).

Robert H. Wadsworth*, 57 Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President of The Wadsworth Group since 1982, President of ICAC and FFD since 1990.

*Indicates an "interested person" of the Trust as defined in the 1940 Act.

         Set forth below is the rate of compensation received by the following Trustees from the Fund and all other portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested trustees receive an annual retainer of $7,500 and a fee of $2,500 for each regularly scheduled meeting. These trustees also receive a fee of $1000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $4,500. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the Fund or any other portfolios of the Trust.



Titan SAI                                             B-17

Name of Trustee                                    Total Annual Compensation

Dorothy A. Berry                                   $22,000
Wallace L. Cook                                    $17,500
Carl A. Froebel                                    $17,500
Rowley W.P. Redington                              $17,500

         During the fiscal year ended April 30, 1997, trustees' fees and expenses in the amount of $3,019 were allocated to the Fund. As of the date of this Statement of Additional Information, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.


         The Fund receives investment advisory services pursuant to agreements with the Advisor and the Trust. Each such agreement, after its initial term, continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon 60 days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.


             INVESTMENT MANAGEMENT, ADMINISTRATION AND DISTRIBUTION
                                  ARRANGEMENTS

         Investment Advisory Arrangements. Titan Investment Advisers, LLC (the "Investment Adviser") acts as the investment adviser to the Fund pursuant to a an investment advisory agreement with the Fund ("Advisory Agreement") dated May 20, 1996.

         For its services, the Investment Adviser receives, pursuant to the Advisory Agreement, a fee at an annual rate of 1.00% of the Fund's average daily net assets. The fee is computed daily and payable monthly.


         Under the terms of the Advisory Agreement, the Fund bears all expenses incurred in its operation that are not specifically assumed by the Fund's Adviser. General expenses of the Fund not readily identifiable as belonging to the Fund are allocated among series by or under the direction of the board of Trustees in such manner as the board deems to be fair and equitable. Expenses borne by the Fund include the following (or the Fund's share of the following):
(1) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith, (2) fees payable to and expenses incurred on behalf of the Fund by the Investment Adviser, (3) organizational expenses, (4) filing fees and expenses relating to the registration and qualification of the Fund's shares under federal and state securities laws and

Titan SAI                                             B-18
maintenance of such registrations and qualifications, (5) fees and salaries payable to Trustees who are not interested persons (as defined in the 1940 Act) of the Fund, Investment Adviser, (6) all expenses incurred in connection with Trustees' services, including travel expenses, (7) taxes (including any income or franchise taxes) and governmental fees, (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds, (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund for violation of any law, (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent Trustees, (11) charges of custodians, transfer agents and other agents, (12) costs of preparing share certificates, (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to existing shareholders, (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Fund, (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations, (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof, (17) the cost of investment company literature and other publications provided to Trustees and officers and (18) costs of mailing, stationery and communications equipment.

         Under the Advisory Agreement, the Investment Adviser will not be liable for any error or judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Agreement terminates automatically upon its assignment and is terminable at any time without penalty by the Fund's board of Trustees or by vote of the holders of a majority of a Fund's outstanding voting securities, on 60 days' written notice to the Investment Adviser or by the Investment Adviser on 60 days' written notice to the Fund.

         The Adviser has undertaken to limit the Fund's operating expenses to an annual level of 2.5% of the Fund's average net assets. For the fiscal period ended April 30, 1997, the Advisor received advisory fees of $46,576 and reimbursed the Fund for operating expenses in the amount of $30,832.


                            THE FUND'S ADMINISTRATOR

         The Fund has an Administration Agreement with Investment Company Administration Corporation (the "Administrator"), a corporation owned and controlled by Messrs. Banhazl, Paggioli and Wadsworth with offices at 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to

Titan SAI                                             B-19
be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. For its services, ICAC receives a fee at the following annual rate:

Average Net Assets of the Fund                     Fee or Fee Rate

Under $15 million                                  $30,000
$15 to $50 million                                 0.20% of average net assets
$50 to $100 million                                0.15% of average net assets
$100 to $150 million                               0.10% of average net assets
Over $150 million                                  0.05% of average net assets

ICAC received fees of $28,591from the Fund for the fiscal period ended April 30, 1997.


         Distribution Arrangements. First Fund Distributors, Inc. acts as the distributor of the shares of the Fund under a distribution contract with the Fund dated May 20, 1996 ("Distribution Contract").

Plan of Distribution


         The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act (the "Plan"), under which, the fund pays the Distributor a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the Fund's average daily assets. Among other things, the Plan provides that (1) the Investment Adviser will submit to the Fund's Board of Trustees at least quarterly, and the Trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Fund's Board of Trustees, including those who are not "interested persons" of the Fund and who have no direct or indirect financial interest in operation of the plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the Fund and (4) while the Plans remains in effect, the selection and nomination of Trustees who are not "interested persons" of the Fund shall be committed to the discretion of the Trustees who are not interested persons of the Fund. During the year ended April 30, 1997, the Fund paid fees of $11,668 to the Distributor, of which $ was for selling compensation, and $ related to Distributor printing expenses.




Titan SAI                                             B-20

                             PORTFOLIO TRANSACTIONS

         Subject to policy established by the Board of Trustees of the Fund, the Investment Adviser will arrange for the execution of the Fund's portfolio transactions and the allocation of brokerage. In executing portfolio transactions the Investment Adviser will seek to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. The Fund may invest in securities traded in the over-the-counter markets and deal directly with the dealers who make markets in the securities involved, unless a better price or execution could be obtained by using a broker. While the Investment Adviser generally will sell reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with best results in particular transactions.

         In placing orders with brokers and dealers, the Investment Adviser will attempt to obtain the best net price and the most favorable execution for orders; however, the Investment Adviser may, in its discretion, purchase and sell portfolio securities through brokers and dealers who provide the Investment Adviser or the Fund with research, analysis, advice and similar services. The Investment Adviser may, in return for research and analysis, pay brokers a higher commission than may be charged by other brokers, provided that the Investment Adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of the Investment Adviser to the Fund and its other clients and that the total commission paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. Information and research received from such brokers and dealers will be in addition to, and not in lieu of, the services required to be performed by the Investment Adviser under its Advisory Agreement with the Fund. The Fund has no obligation to deal with any broker or group of brokers in the execution of transactions.

         Investment decisions for the Fund and for other investment accounts managed by the Investment Adviser are made independently of each other in the light off differing considerations for the various accounts. However, the same investment decision may occasionally be made for two or more such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated to accounts according to a formula deemed equitable to each account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund.


         The Fund does not use the Distributor to execute its portfolio transactions. For the fiscal period ended April 30, 1997 the aggregate brokerage commissions paid by the Fund were $29,040.


Portfolio Turnover

         Because the Fund's primary objective is long-term capital appreciation, the Fund anticipates that its annual portfolio turnover rate generally will not exceed 100%. The turnover rate will not be

Titan SAI                                             B-21
a limiting factor if the Investment Adviser deems portfolio changes appropriate. The turnover rate may vary greatly form year to year. Portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of all securities the maturities of which at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year (exclusive of portfolio securities the maturities of which at the time of acquisition were one year or less).


                               VALUATION OF SHARES


         The Fund determines its net asset value per share as of the close of regular trading (currently 4:00 p.m., eastern time) on the NYSE on each Monday through Friday when the NYSE is open. Currently, the NYSE is closed on the observance of the following holidays: New Year's Day, Presidents' Day, Martin Luther King Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


         Each security will be valued on the basis of the last sales price on the valuation date on the principal exchange on which the security is traded. Where securities are traded on one or more exchanges and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees or its delegate believes reflect most closely the value of such securities. With respect to those securities for which no trades have taken place that day and unlisted securities for which market quotations are readily available, the value shall be determined by taking the latest "bid" prices. Short-term securities which mature in more than 60 days will be valued at current market quotations. Short-term securities which mature in 60 days or less will be valued at amortized cost, if their term to maturity from date of purchase is 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their term to maturity from date of purchase exceeds 60 days. Securities for which market quotations are not readily available, including restricted securities, and other assets will be valued at fair value as determined in good faith according to a pricing procedure developed by the Investment Adviser and approved by the Board of Trustees.

         In the calculation of the Fund's net asset value; (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other domestic or foreign stock exchange or quoted by NASDAQ is valued at its latest sale price on that exchange or quotation service prior to the time assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market by the Fund's Board of Trustees); (2) an option is valued at the mean between the latest bid and asked prices; (3) a futures contract is valued at the latest sales price on the commodities exchange on which it trades unless the Board determines that such price does not reflect its market value, in which case it will be valued at its fair value as determined by the Board of Trustees; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price; (5) when market quotations are not readily available, including circumstances under which it is determined by the Investment Adviser that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as

Titan SAI                                             B-22
determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees (valuation of debt securities for which market quotations are not readily available may be used upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (6) the value of short-term debt securities which mature at a date less than sixty days subsequent to valuation date will be determined on an amortized cost or amortized value basis; and (7) the value of other assets will be determined in good faith at fair value under procedures established by and under the general supervision of the Fund's Board. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market ratings prior to the close of the New York Stock Exchange. Dividends receivable are accrued as the ex-dividend date or as of the time that the relevant ex-dividend date and amounts become known. Interest income is accrued daily except when collection is uncertain. Certain securities in the Fund's portfolio may be valued by an outside pricing service approved by the Fund's Board of Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.


                             PERFORMANCE INFORMATION

         The Fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         Total  Return   Calculations.   Average   annual  total  return  quotes
("Standardized Return") used in the Fund's Performance Advertisements are calculated according to the following formula:

     P(1 + T)n          =     ERV
where:       P          =     a hypothetical initial payment of $1,000 to
                              purchase shares of a Fund
             T          =     average annual total return of shares of that Fund
             n          =     number of years
             ERV        =     ending redeemable value of a hypothetical $1,000
                              payment made at the
                              beginning of that period.

     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the Performance Advertisements for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends and other distributions are assumed to have been reinvested at net asset value.


Titan SAI                                             B-23

     The Fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). A Fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in Fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value.


     The Fund's total return since its inception on May 22, 1996 through the fiscal period ending April 30, 1997 was 26.67%.



     Other Information. In Performance Advertisements, the Fund may compare its Standardized Return and/or their Non-Standardized Return with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Services ("Wiesenberger"), Investment Company Data, Inc. ("ICD"), or Morningstar Mutual Funds ("Morningstar") or with the performance of recognized stock and other indices, including (but not limited to) the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average and the Wilshire 5000 Index. The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD, Bloomberg Financial Markets Service or Morningstar.
Performance Advertisements also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Ratings may include criteria relating to portfolio characteristics in addition to performance information. In connection with a ranking, a Fund may also provide additional information with respect to the ranking, such as the particular category to which it relates, the number of funds in the category, the criteria on which the ranking is based, and the effect of sales charges, fee waivers and/or expense reimbursements.

     The Fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

     The Fund may also compare its performance with the performance of bank certificates of deposit (CDS) as measured by the CDA Investment Technologies, Inc. Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDS of major banks published by Banxquote (TM) Money Markets. In comparing the Fund's performance to CD performance, investors should keep in mind that bank CDS are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares

Titan SAI                                             B-24
of the Fund are not insured or guaranteed by the U.S. government and returns thereon and net asset value will fluctuate. The securities held by the Fund generally have longer maturities than most CDS and may reflect interest rate fluctuations for longer term securities.

                                      TAXES


     Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

     Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

     Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on that Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

     Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes

Titan SAI                                             B-25
in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

     A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption of Fund shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

     Under the Code, the Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Internal Revenue Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

     The Fund will not be subject to tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Fund.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.


Titan SAI                                             B-26

     This discussion and the related discussion in the prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.



                               GENERAL INFORMATION

     Investors  in the Fund will be  informed  of the  Fund's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.


     Star Bank N.A., 425 Walnut Street, Cincinnati, OH 45202 acts as Custodian of the securities and other assets of the Fund. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11788- 0132 is the Fund's Transfer and Dividend Disbursing Agent.


         Tait, Weller & Baker, 2 Penn Center Plaza, Philadelphia, PA 19102 are the independent auditors for the Fund.


     Paul, Hastings, Janofsky & Walker, 345 California Street, 29th Floor, San Francisco, California 94104, are legal counsel to the Fund. Kirkpatrick & Lockhart LLP, 1800 M St., NW, Washington, D.C. 20036-5891 is legal counsel to the Advisor.

     The following persons are beneficial owners of more than 5% of the Fund's outstanding voting securities as of August 14, 1997. An asterisk (*) denotes an account affiliated with the Fund's investment advisor, officers or trustees:

     *Gilbert R. Giordano, Lothian, MD 20711; 8.20%

         *Star Bank, custodian for Gilbert R. Giordano, IRA Account, Lothian, MD 20711; 8.37%

     *Ernest Michael Zimmerman, Washington, DC; 20037; 6.30%

     *Mervin H. Zimmerman, Rockville, MD 20852; 12.61%


                              FINANCIAL STATEMENTS

     The annual report to shareholders for the Fund for the fiscal year ended April 30, 1997 is a separate document supplied with this Statement of Additional Information and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this Statement of Additional Information.



Titan SAI                                             B-27

                                    APPENDIX

                          Description of Bond Ratings*

Moody's Investors Service

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


Titan SAI                                             B-28

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Corporation

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

*Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.


Titan SAI                                             B-29

                              PROFESSIONALLY MANAGED PORTFOLIOS

                                        FORM N-1A
                                         PART C

Item 24.  Financial Statements and Exhibits.


     (a)  Financial  Statements  for  the  fiscal  year  ended  April 30,  1997:
          Incorporated by Reference from the annual reports to shareholders for the fiscal year ended April 30, 1997 (Pzena Focused Value Fund and Tital Financial Services Fund Series).

          Financial Statements: Financial Statements for the fiscal year ended March 31, 1997: Incorporated by reference from the annual reports to shareholders for the fiscal year ended March 31, 1997) (Avondale Total Return, Harris Bretall Sullivan & Smith Growth Equity, Hodges, Osterweis, Perkins Opportunity and Women's Equity Mutual Fund Series).

          Financial  Statements  for  the  fiscal  year  ended  June  30,  1996:
          Incorporated by Reference from the annual reports to shareholders for the fiscal year ended June 30, 1996 (Boston Managed Growth Fund, Leonetti Balanced Fund, U.S. Global Leaders Growth Fund series).

          Financial  Statements  for the  fiscal  year ended  August  31,  1996:
          Incorporated by Reference from the annual reports to shareholders for the fiscal year ended August 31, 1996 (Academy Value, Lighthouse Growth and Trent Equity Fund Series).

          Financial Statements for the fiscal yer ended December 31, 1996; Incorporated by Reference from the annual reports to shareholders for the fiscal year ended December 31, 1996 (Insightful Investor Growth Fund Series, Matrix Growth Fund Series, Matrix Emerging Growth Fund Series)


         (b)  Exhibits:

                  (1)  Agreement and Declaration of Trust-2

                  (2)  By-Laws--2

                  (3)  Voting Trust Agreement -- Not applicable

                  (4)  Specimen Share Certificate-3

                  (5)  Form of Investment Advisory Agreement-1

                  (6)  Form of Distribution Agreement-1

                  (7)  Benefit Plan -- Not applicable

                  (8)  Form of Custodian and Transfer Agent
                       Agreements-6

                  (9)  Form of Administration Agreement--7

                  (10) Consent and Opinion of Counsel as to legality of
                       shares-3

                  (11)  Consent of Accountants

                  (12) All Financial Statements omitted from Item 23 -- Not applicable

                  (13) Letter of Understanding relating to initial capital-3

                  (14)  Model Retirement Plan Documents - Not applicable

                  (15)  Form of Plan pursuant to Rule 12b-1 -1

                  (16)  Schedule for Computation of Performance
                        Quotations-5


1 Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on January 16, 1996.

2 Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29, 1995.

3  Incorporated  by  reference  from  Pre-Effective   Amendment  No.  1  to  the
Registration Statement on Form N-1A, filed on April 13, 1987.

4  Incorporated  by  reference  to   Post-effective   Amendment  No.  5  to  the
Registration Statement on Form N-1A, filed on May 2, 1991.

5  Incorporated  by  reference  to   Post-Effective   Amendment  No.  7  to  the
Registration Statement on Form N-1A filed on June 17, 1992.

6  To be filed by amendment.

7 Incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 24, 1997.

Item 25. Persons Controlled by or under Common Control with Registrant.

         As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

Item 26. Number of Holders of Securities.


                                                  Number of Record
                                                  Holders as of
               Title of Class                     August 14, 1997

Shares of Beneficial Interest, no par value:

          Academy Value Fund                         160
          Avondale Total Return Fund                 149
          Boston Managed Growth Fund                 188
          Hodges Fund                              1,003
          Osterweis Fund                             124
          Perkins Opportunity Fund                 7,900
          ProConscience Womens Equity Fund           497
          Trent Equity Fund                          122
          Matrix Growth Fund                         402
          Matrix Emerging Growth Fund                 61
          Leonetti Balanced Fund                     299
          Lighthouse Growth Fund                     372
          U.S.Global Leaders Growth Fund             104
          Harris, Bretall, Sullivan & Smith
           Growth Equity Fund                         68
          Pzena Focused Value Fund                   154
          Titan Financial Services Fund              443



Item 27.  Indemnification

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

         In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

         With respect to Investment Advisors, the response to this item is incorporated by reference to their Form ADVs as amended:

      Herbert R. Smith & Co, Inc.        File No. 801-7098
      Hodges Capital Management, Inc.    File No. 801-35811
      Perkins Capital Management, Inc.   File No. 801-22888
      Osterweis Capital Management       File No. 801-18395
      Pro-Conscience Funds, Inc.         File No. 801-43868
      Trent Capital Management, Inc.     File No. 801-34570
      Academy Capital Management         File No. 801-27836
      Sena, Weller, Rohs, Williams       File No. 801-5326
      Leonetti & Associates, Inc.        File No. 801-36381
      Lighthouse Capital Management      File No. 801-32168
      Yeager, Wood & Marshall, Inc.      File No. 801-4995
      Harris Bretall Sullivan & Smith    File No. 801-7369
      Pzena Investment Management LLC    File No. 801-50838
      Titan Investment Advisers, LLC     File No. 801-51306
      Pacific Gemini Partners LLC        File No. 801-50007

    With respect to United States Trust Company of Boston,  the response to this item is incorporated by reference to the responses to Item 5 of Part A and Item 16 of Part B ("Management")of Post-Effective Amendment No. 20 to the Registration Statement.

Item 29.  Principal Underwriters.

         (a) First Fund Distributors, Inc. (the "Distributor") is the principal underwriter all series of the Registrant except for the Hodges Fund, the Matrix Growth Fund and the Matrix Emerging Growth Fund. The Distributor acts as principal underwriter for the following other investment companies:

            Advisors Series Trust
            Guinness Flight Investment Funds, Inc.
            Hotchkis and Wiley Funds
            Jurika & Voyles Fund Group
            Kayne Anderson Mutual Funds
            Masters' Select Investment Trust
            O'Shaughnessy Funds, Inc.
            PIC Investment Trust
            Rainier Investment Management Mutual Funds
            RNC Mutual Fund Group, Inc.
            UBS Private Investor Funds

     First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund.

         (b)  The officers of First Fund Distributors, Inc. are:

         Robert H. Wadsworth                         President & Treasurer
         Eric Banhazl                                Vice President
         Steven J. Paggioli                          Secretary

     Each officer's business address is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. Mr. Paggioli serves as President and a Trustee of the Registrant. Mr. Wadsworth serves as Vice President of the Registrant. Mr. Banhazl serves as Treasurer of the Registrant.

         c.   Incorporated   by  reference  from  the  Statement  of  Additional
Information filed herewith as Part B.


Item 30.  Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 479 West 22nd Street, New York, NY 10011 and 2025 E. Financial Way, Ste. 101, Glendora, CA 91741.

Item 31. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.


Item 32.  Undertakings

    The registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of each Fund's latest annual report to shareholders, upon request and without charge.

                           SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on August 15, 1997.


                              PROFESSIONALLY MANAGED PORTFOLIOS

                                  By  /S/ Steven J. Paggioli
                                      Steven J. Paggioli
                                      President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/S/ Steven J. Paggioli            Trustee       August 15, 1997
Steven J. Paggioli

/S/ Eric M. Banhazl               Principal     August 15, 1997
Eric M. Banhazl                   Financial
                                  Officer

Dorothy A. Berry                  Trustee       August 15, 1997
*Dorothy A. Berry

Wallace L. Cook                   Trustee       August 15, 1997
*Wallace L. Cook

Carl A. Froebel                   Trustee       August 15, 1997
*Carl A. Froebel

Rowley W. P. Redington            Trustee       August 15, 1997
*Rowley W. P. Redington


* By /S/ Steven J. Paggioli
     Steven J. Paggioli, Attorney-in-Fact under powers of
     attorney as filed with Post-Effective Amendment No. 20 to the Registration Statement filed on May 17, 1995